[USAA LOGO]


                 USAA LIFE INSURANCE COMPANY
                 VARIABLE ANNUITY AND
                 VARIABLE UNIVERSAL LIFE

             ====================================

                 ANNUAL REPORTS
                 for the UNDERLYING FUNDS

                 December 31, 2001
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                      this page left blank intentionally

TABLE OF CONTENTS

================================================================================

                 |  USAA LIFE INVESTMENT TRUST
                 |
                 |    USAA Life Fund Overviews........................... A -2
                 |
                 |    Independent Auditors' Report....................... A -18
                 |
                 |    Portfolios of Investments.......................... A -19
                 |
                 |    Notes to Portfolios of Investments................. A -34
                 |
                 |    Statements of Assets and Liabilities............... A -35
                 |
                 |    Statements of Operations........................... A -36
                 |
                 |    Statements of Changes in Net Assets................ A -37
                 |
                 |    Notes to Financial Statements...................... A -39
                 |
                 |    Trustees and Officers of the Trust................. A -46
                 |
                 |  FIDELITY (R) VARIABLE INSURANCE PRODUCT
                 |
                 |  CONTRAFUND (R) PORTFOLIO - INITIAL CLASS
                 |
                 |    Market Environment................................. B -3
                 |
                 |    Performance and Investment Summary................. B -4
                 |
                 |    Fund Talk: The Manager's Overview.................. B -7
                 |
                 |    Investments........................................ B -8
                 |
                 |    Financial Statements............................... B -16
                 |
                 |    Notes to Financial Statements...................... B -20
                 |
                 |    Independent Auditors' Report....................... B -23
                 |
                 |    Trustees and Officers.............................. B -24
                 |
                 |    Distributions...................................... B -28
                 |
                 |  DYNAMIC CAP APPRECIATION PORTFOLIO - INITIAL CLASS
                 |
                 |    Market Environment................................. B -33
                 |
                 |    Performance and Investment Summary................. B -34
                 |
                 |    Fund Talk: The Manager's Overview.................. B -37
                 |
                 |    Investments........................................ B -38
                 |
                 |    Financial Statements............................... B -41
                 |
                 |    Notes to Financial Statements...................... B -45
                 |
                 |    Independent Auditors' Report....................... B -48
                 |
                 |    Trustees and Officers.............................. B -49
                 |
                 |    Distributions...................................... B -53

                                     -----

TABLE OF CONTENTS CONTINUED

================================================================================

                      |FIDELITY (R) VARIABLE INSURANCE PRODUCT (CONTINUED)
                      |
                      |EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                      |
                      |  Market Environment.......................... B -57
                      |
                      |  Performance and Investment Summary.......... B -58
                      |
                      |  Fund Talk: The Manager's Overview........... B -61
                      |
                      |  Investments................................. B -62
                      |
                      |  Financial Statements........................ B -70
                      |
                      |  Notes to Financial Statements............... B -74
                      |
                      |  Report of Independent Accountants........... B -77
                      |
                      |  Trustees and Officers....................... B -78
                      |
                      |  Distributions............................... B -82
                      |
                      |
                      |SCUDDER VARIABLE SERIES I (VSI)
                      |
                      |CAPITAL GROWTH PORTFOLIO
                      |
                      |  Letter from the Fund's President............ C -2
                      |
                      |  Portfolio Management Discussion............. C -3
                      |
                      |  Performance Update.......................... C -4
                      |
                      |  Portfolio Summary........................... C -5
                      |
                      |  Investment Portfolio........................ C -6
                      |
                      |  Financial Statements........................ C -9
                      |
                      |  Financial Highlights........................ C -12
                      |
                      |  Notes to Financial Statements............... C -13
                      |
                      |  Report of Independent Accountants........... C -17
                      |
                      |  Tax Information............................. C -18
                      |
                      |  Shareholder Meeting Results................. C -19
                      |
                      |  Trustees and Officers....................... C -20
                      |
                      |THE ALGER AMERICAN FUND
                      |
                      |ALGER AMERICAN GROWTH PORTFOLIO
                      |
                      |  Letter from The Chief Investment Officer.... D -2
                      |
   This Report is for |  Portfolio Highlights........................ D -4
   the information of |
   USAA Life Variable |  Schedule of Investments..................... D -5
 Annuity and Variable |
       Universal Life |  Financial Highlights........................ D -7
  contract owners and |
      others who have |  Statement of Assets and Liabilities......... D -8
   received a copy of |
     either currently |  Statement of Operations..................... D -9
effective prospectus. |
    It may be used as |  Statement of Changes in Net Assets.......... D -10
     sales literature |
   only when preceded |  Notes to Financial Statements............... D -11
    or accompanied by |
a current prospectus, |  Report of Independent Public Accountants.... D -13
       Which includes |
complete information. |  Trustees and Officers of the Fund........... D -14
        The USAA Life |
 Variable Annuity and |
   Variable Universal |
 Life are distributed |
   by USAA Investment |
  Management Company, |
  a registered broker |
              dealer. |
                      |
   Variable Universal |
       Life Insurance |
       policy is also |
        known in some |
   states as Flexible |
     Premium Variable |
                Life. |

    Not all USAA Life |
    Insurance Company |
         products are |
         available in |
          all states. |

        A 10% federal |
      penalty tax may |
 apply to withdrawals |
      made before age |
              59 1/2. |

            Money not |
     previously taxed |
          is taxed as |
      ordinary income |
      when withdrawn. |


                                     -----

[USAA LOGO]



                                                                    USAA LIFE

                                                             INVESTMENT TRUST

================================================================================

                                                                ANNUAL REPORT

                                                            DECEMBER 31, 2001

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
               AN OVERVIEW                               DECEMBER 31, 2001
--------------------------------------------------------------------------------


INVESTMENT PROGRAM
The Fund invests its assets primarily in equity securities of companies with the prospect of rapidly growing earnings.


NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS

                                      AS OF
                          DECEMBER 31, 2001
--------------------------------------------
One-Year:                            -23.44%

Three-Year:                            7.96%

Since Inception
May 1, 1997:                          13.26%

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the Net Asset Value (NAV), the reinvestment of income dividends and capital gain distributions, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.


COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[GRAPH APPEARS HERE]


            LIFE AGG.    RUSSELL 2000    S&P 500 MONTHLY     LIPPER MID CAP
 DATE      GROWTH FUND       INDEX       REINVESTED INDEX   GROWTH FUNDS AVG
------     -----------   ------------    ----------------   ----------------
5/1/97       10000.00       10000.00            10000.00           10000.00
5/97         10670.00       11112.50            10611.38           10959.81
6/97         11160.00       11588.73            11083.12           11383.59
7/97         12060.00       12127.98            11964.76           12286.52
8/97         12330.00       12405.48            11294.98           12229.65
9/97         13530.00       13313.49            11913.21           13041.65
10/97        12640.00       12728.64            11515.79           12430.09
11/97        12120.00       12646.32            12048.45           12395.58
12/97        11825.53       12867.66            12255.21           12582.51
1/98         11855.86       12664.59            12390.63           12358.08
2/98         13169.80       13601.05            13283.78           13453.68
3/98         13624.63       14161.99            13963.47           14146.76
4/98         13877.32       14240.35            14106.46           14237.69
5/98         12947.15       13473.41            13864.33           13479.91
6/98         13531.00       13501.75            14427.08           14089.04
7/98         12598.89       12408.74            14274.60           13317.10
8/98          9566.96        9999.21            12212.26           10627.26
9/98         10652.72       10781.73            12995.26           11354.16
10/98        11472.16       11221.44            14050.68           11918.86
11/98        12629.62       11809.36            14901.91           12735.14
12/98        14207.04       12540.15            15760.07           14186.49
1/99         15743.49       12706.79            16418.86           14530.63
2/99         14319.71       11677.61            15908.65           13494.72
3/99         15477.17       11859.92            16544.97           14246.65
4/99         16368.31       12922.65            17185.66           14724.85
5/99         16063.13       13111.42            16780.29           14751.54
6/99         17980.81       13704.31            17709.01           15808.90
7/99         18176.70       13328.27            17158.46           15562.98
8/99         18156.08       12835.01            17073.52           15401.12
9/99         18238.56       12837.81            16606.04           15619.43
10/99        19465.46       12889.81            17656.43           16832.56
11/99        22187.33       13659.45            18015.33           18573.97
12/99        27609.83       15205.70            19074.92           21947.18
1/00         28260.64       14961.51            18116.66           21593.28
2/00         35651.21       17432.20            17774.08           26652.07
3/00         30919.04       16282.88            19511.78           25623.80
4/00         25922.13       15303.05            18924.96           23119.77
5/00         23249.51       14411.17            18536.99           21366.50
6/00         29089.59       15667.40            18993.53           24084.01
7/00         28047.90       15163.33            18696.85           22986.60
8/00         32092.74       16320.31            19857.54           26035.82
9/00         31006.73       15840.65            18809.46           25246.19
10/00        27593.55       15133.52            18729.54           23367.36
11/00        21797.80       13580.04            17254.12           18766.35
12/00        23348.37       14746.33            17338.76           20121.12
1/01         23777.61       15514.07            17953.55           20588.48
2/01         20038.71       14496.13            16317.57           17432.45
3/01         16875.89       13787.04            15284.42           15297.13
4/01         19632.06       14865.59            16471.24           17447.02
5/01         20147.83       15230.98            16581.73           17489.56
6/01         20464.23       15756.90            16178.30           17492.87
07/01        18916.13       14903.99            16018.98           16565.80
08/01        17221.14       14422.61            15017.17           15372.75
09/01        14769.05       12481.15            13804.59           13052.14
10/01        15853.84       13211.55            14067.98           13984.17
11/01        17379.34       14234.35            15146.82           15255.84
12/01        17876.53       15112.94            15279.60           15853.55

USAA Life Aggressive Growth Fund $17,877

Lipper Variable Annuity Mid-Cap Growth Funds Average $15,854

S&P 500 Index $15,280

Russell 2000(R) Index $15,113

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Aggressive Growth Fund to the Lipper Variable Annuity Mid-Cap Growth Funds Average, the S&P 500(R) Index and the broad-based Russell 2000(R) Index.

The Lipper Variable Annuity Mid-Cap Growth Funds Average is the average performance level of all variable insurance product mid-cap growth funds as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of variable insurance product funds.

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The Russell 2000 Index is an unmanaged index consisting of the 2,000 smallest companies within the Russell 3000 Index.

The calculations for all indexes are based on a starting date of May 1, 1997, whereas the calculations for the USAA Life Aggressive Growth Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.


GENERAL DISCUSSION
By Portfolio Manager Mickey Brivic

PERFORMANCE
For the year ended December 31, 2001, the total return for the USAA Life Aggressive Growth Fund was -23.44% versus -23.31% for the average Lipper Variable Annuity Mid-Cap Growth Funds Average, -11.88% for the S&P 500 Index and 2.49% for the Russell 2000 Index. Due to its focus on technology and biotechnology during the first half of 2001, the USAA Life Aggressive Growth Fund trailed its peers for the past twelve months. These sectors underperformed for the year as individual and institutional investors incorporated more valuation considerations into their short-term investment horizons. Since October, however, the Fund has outperformed its peers because of the conservative posture of the portfolio. For a majority of the past three months, the Fund has been underweighted in economically sensitive sectors such as technology and consumer cyclicals. Instead, the Fund's portfolio has emphasized sectors and industries that were relatively secure from the economic decline, such as health care and waste removal.

MARKET CONDITIONS
As of December 31, 2001, the U.S. economy has been in a recession for the last six months. As a result,


                                    -------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
               AN OVERVIEW(Continued)                      DECEMBER 31, 2001
--------------------------------------------------------------------------------

demand for goods and services has slowed down throughout the world. In this economic climate, businesses and consumers did not manage this change well. Businesses attempted to return to profitability by shedding inventory (i.e., not manufacturing new products) and eliminating personnel because of low utilization rates. Consumers reacted to the slowdown by avoiding unnecessary purchases and focusing on maintaining their jobs or looking for new employment. In part, this contributed to the relatively poor performance of our holdings in the technology and capital goods sectors. Our holdings in consumer cyclicals, health care and financial sectors, however, performed relatively well. The worldwide economy has not been in equilibrium from a supply/demand perspective, and the last 18 months of pain have been necessary to bring the equation into balance.


STRATEGY
The Fund focuses on investing in companies that have one or more of the following characteristics:

     .    Rapid sales and earnings growth potential

     .    Attractive stock valuations

     .    Good management

     .    Appealing products and services

OUTLOOK
We are becoming more bullish on the market as earnings revisions have started to improve. Stocks, especially in the technology sector, continue to look expensive. But, Wall Street typically extrapolates using a rear-view mirror, which is the exact behavior that got them into trouble at the top. Market sentiment is too bearish at the bottom and too bullish at the top.

---------------------------------------------------------
TOP 10 EQUITY HOLDINGS
as of December 31, 2001
---------------------------------------------------------
                                                 % of
                                              Net Assets
IDEC Pharmaceuticals Corp.                       2.5%
Gilead Sciences, Inc.                             1.6
SunGard Data Systems, Inc.                        1.6
Home Depot, Inc.                                  1.3
Med-Design Corp.                                  1.3
SeaChange International, Inc.                     1.3
Broadcom Corp. "A"                                1.2
eBay, Inc.                                        1.2
Krispy Kreme Doughnuts, Inc.                      1.2
QUALCOMM, Inc.                                    1.2
---------------------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

---------------------------------------------------------
TOP 10 INDUSTRIES
OF EQUITY HOLDINGS
as of December 31, 2001
---------------------------------------------------------
                                              % of
                                            Net Assets
Biotechnology                                 10.4%
Semiconductors                                 7.6
Application Software                           6.4
Pharmaceuticals                                5.0
Telecommunication Equipment                    4.0
Diversified Financial Services                 3.8
Semiconductor Equipment                        3.8
Health Care Distributors & Services            3.6
IT Consulting & Services                       3.0
Oil & Gas Drilling                             2.9
---------------------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

The market is beginning to discount much of the bad news and is now focusing on improvement going forward. We are looking at some attractive economic fundamentals that could encourage a more aggressive investment stance. These dynamics include interest rates at a 40-year low, high cash levels for institutions and individual investors, and pent-up buying power from bearish investors. All of these factors support our recent shift in sector allocation towards consumer cyclicals and technology stocks. We believe that these sectors have the potential to grow into their perceived elevated price-to-earnings ratios.

Thank you for your confidence and support, it is a privilege to be given the opportunity to serve you.

Past performance cannot guarantee future returns.

                                    -------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
               AN OVERVIEW                                 DECEMBER 31, 2001
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
The Fund invests its assets in a diversified program within one mutual fund by allocating the Fund's assets, under normal market conditions, in approximately 60% equity Securities and approximately 40% in debt securities of varying maturities. The Funds assets also may be invested in shares of real estate investment trusts (REIT's).


NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS

                                     AS OF
                         DECEMBER 31, 2001
-------------------------------------------
One-Year:                            13.36%

Three-Year:                           8.25%

Five-Year:                           10.92%

Since Inception
January 5, 1995:                     13.51%

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the Net Asset Value (NAV), the reinvestment of income dividends and capital gain distributions, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[GRAPH APPEARS HERE]

            LIFE DIV.                   LIPPER VA BALANCED     LEHMAN BROS.
             ASSETS     S&P 500 INDEX      FUNDS AVERAGE      AGG. BOND INDEX
            ---------   -------------   -------------------   ---------------
1/1/95       10000.00        10000.00             10000.00          10000.00
01/95        10120.00        10259.15             10122.07          10197.90
02/95        10330.00        10658.57             10412.33          10440.37
03/95        10550.00        10972.59             10607.11          10504.42
04/95        10860.00        11295.45             10802.20          10651.15
05/95        11240.00        11746.22             11170.03          11063.32
06/95        11300.00        12018.58             11388.77          11144.43
07/95        11450.00        12416.96             11651.10          11119.54
08/95        11640.00        12447.96             11742.78          11253.74
09/95        11970.00        12972.99             11994.90          11363.22
10/95        11890.00        12926.64             11960.23          11511.00
11/95        12270.00        13493.45             12313.11          11683.49
12/95        12633.12        13753.37             12462.86          11847.46
01/96        12833.81        14220.93             12685.62          11926.13
02/96        12844.38        14353.23             12724.94          11718.83
03/96        13108.45        14491.42             12784.68          11637.37
04/96        13002.82        14704.87             12895.61          11571.92
05/96        13150.70        15083.46             13056.33          11548.42
06/96        13340.83        15140.96             13059.12          11703.51
07/96        13002.82        14472.41             12722.70          11735.54
08/96        13192.95        14778.14             12961.40          11715.87
09/96        13678.84        15609.15             13472.54          11920.04
10/96        14059.10        16039.49             13711.57          12184.08
11/96        14650.62        17250.82             14308.93          12392.78
12/96        14440.15        16909.09             14105.72          12277.55
1/97         14808.13        17964.92             14534.30          12315.15
2/97         14964.24        18105.96             14502.78          12345.78
3/97         14573.96        17363.40             14071.11          12208.97
4/97         14941.93        18399.05             14502.46          12391.74
5/97         15616.42        19523.93             15120.67          12508.88
6/97         16051.17        20391.89             15569.98          12657.35
7/97         16863.45        22014.03             16471.78          12998.68
8/97         16337.18        20781.69             15974.27          12887.80
9/97         16966.41        21919.19             16574.00          13077.87
10/97        16783.36        21187.97             16303.78          13267.60
11/97        17183.79        22168.00             16554.22          13328.69
12/97        17428.84        22548.44             16768.24          13462.89
1/98         17609.39        22797.59             16903.88          13635.73
2/98         18319.54        24440.89             17584.22          13625.46
3/98         18813.04        25691.47             18105.67          13672.28
4/98         18849.15        25954.56             18228.30          13743.65
5/98         18817.00        25509.05             18088.16          13874.02
6/98         18913.38        26544.45             18490.39          13991.68
7/98         18503.79        26263.91             18283.88          14021.44
8/98         16973.85        22469.40             16675.47          14249.63
9/98         17576.19        23910.05             17419.85          14583.30
10/98        18142.38        25851.91             18044.33          14506.20
11/98        18865.19        27418.11             18737.23          14588.53
12/98        19107.81        28997.04             19471.90          14632.39
1/99         19171.21        30209.14             19882.90          14736.82
2/99         18981.02        29270.41             19346.50          14479.57
3/99         19488.19        30441.17             19890.69          14559.81
4/99         20730.77        31619.99             20518.30          14605.93
5/99         20608.25        30874.14             20185.17          14478.00
6/99         21123.79        32582.91             20831.51          14431.88
7/99         20608.25        31569.95             20420.27          14370.43
8/99         20309.78        31413.66             20179.68          14363.12
9/99         19848.50        30553.55             19979.48          14529.87
10/99        20255.51        32486.17             20613.37          14583.48
11/99        20214.81        33146.51             20874.34          14582.44
12/99        20555.48        35096.05             21624.86          14512.12
1/00         20008.88        33332.94             21063.79          14464.60
2/00         19478.85        32702.62             21082.37          14639.53
3/00         20919.88        35899.82             22238.88          14832.38
4/00         20886.76        34820.13             21773.47          14789.91
5/00         20918.49        34106.31             21445.97          14783.13
6/00         21117.40        34946.29             21934.37          15090.69
7/00         20885.34        34400.43             21864.46          15227.67
8/00         21465.49        36535.98             22825.52          15448.38
9/00         21051.10        34607.61             22245.03          15545.50
10/00        21216.86        34460.58             22159.38          15648.37
11/00        21017.95        31745.93             21327.27          15904.24
12/00        21382.61        31901.67             21799.00          16199.27
1/01         23007.03        33032.83             22278.39          16464.18
2/01         22542.91        30022.78             21365.55          16607.61
3/01         22261.12        28121.88             20640.20          16690.98
4/01         23189.36        30305.51             21480.31          16621.71
5/01         23791.38        30508.81             21631.33          16721.96
6/01         23473.42        29766.54             21332.36          16785.15
07/01        23884.90        29473.40             21332.37          17160.42
08/01        23529.53        27630.16             20724.13          17356.93
09/01        22238.96        25399.14             19741.05          17559.18
10/01        22650.44        25883.75             20138.65          17926.62
11/01        23978.42        27868.71             20893.75          17679.46
12/01        24240.28        28113.00             20986.75          17567.19


* Total Returns may change over time due to funds being added and deleted from the category.


S&P 500 Index $28,113

USAA Life Diversified Assets Fund $24,240

Lipper Variable Annuity Balanced Funds Average* $20,987

Lehman Brothers Aggregate Bond Index $17,567

Data represent the last business day of each month.

*Total returns may change over time due to funds being added and deleted from the category.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Diversified Assets Fund to the Lipper Variable Annuity Balanced Funds Average and two industry indexes that most closely resemble the holdings of this Fund.

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The Lipper Variable Annuity Balanced Funds Average is the average performance level of all variable insurance product balanced funds as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of variable insurance product funds.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/credit index, the mortgage-backed securities index, and the asset-backed securities index.

The 1995 calculations for all indexes and averages are based on a full calendar year, whereas the USAA Life Diversified Assets Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.


GENERAL DISCUSSION
By Portfolio Managers Timothy P. Beyer, CFA (Common Stocks) and
Paul Lundmark, CFA (Debt Securities)

The unimaginable acts of September 11, 2001 have profoundly changed our lives. Our thoughts and prayers are with all people touched by this horrific tragedy.

PERFORMANCE
Despite a rather turbulent market environment in 2001, USAA Life Diversified Assets Fund turned in a great performance. For the one-year period ended December 31, 2001, the Fund had a return of 13.36%. This compares to a return of -2.87% for the average balanced fund followed by Lipper, ranking us first out of 66 variable annuity balanced funds for the period.* The strong relative returns were a result of good performance in both the equity and fixed-income portions of the Fund. Our 60% allocation to equities was up 14.11% vs. a loss of -11.88% for the S&P 500 Index. Likewise, our 40% allocation to bonds was up 12.88% vs. 8.44% for the Lehman Aggregate Bond Index.

* For the five year period ended December 31, 2001, the Fund ranked fourth out of 41 funds in the Lipper Variable Annuity Balanced Funds category. Rankings are based on total returns.

                                    -------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
               AN OVERVIEW (Continued)        DECEMBER 31, 2001
--------------------------------------------------------------------------------

MARKET CONDITIONS
Common Stocks -- According to the National Bureau of Economic Research, the economy fell into recession in March of this year and has continued through today. While the recession may have started in the spring, it was certainly worsened by the events of September 11, which led to a dramatically weaker economy and corporate profits. S&P 500 earnings were down approximately 25% in the second and third calendar quarters, and are expected to continue to decline in the near-term. The Federal Reserve has taken a very aggressive posture towards the economic weakness and has lowered rates considerably this year. Consequently, after a dramatic fall in equity prices post-September 11, the stock market has staged an equally dramatic upturn and is now more than 20% higher than the lows hit in September. Many sectors of the economy, such as technology, however, show no signs of meaningful recovery and continue to bounce along the bottom.

Given this backdrop, the S&P 500, not surprisingly, ended the year down -11.88%. The markets were characterized by a continued shift from the once giddy technology and telecom sectors to the more mundane and downtrodden "old economy" sectors like cyclicals. The S&P 500's technology stocks fell more than 24% in 2001, leading the decline among S&P sectors. On the positive side, consumer cyclicals led all S&P sectors with a gain of over 12%. Despite the economic weakness, higher unemployment and lower personal wealth, consumers continued to spend. Small cap stocks also did exceptionally well relative to large caps.

Debt Securities -- The Federal Reserve Board has been aggressive in reducing overnight rates by 4.75% since the beginning of the year. These easings have calmed the markets and should energize the economy in 2002. In addition, lower rates have enabled consumers to refinance their mortgages. Also, companies have been aggressive in reducing inventories so that if demand picks up again, they will be able to ramp up production.

-----------------------------------------------
TOP 10 EQUITY HOLDINGS
as of December 31, 2001
-----------------------------------------------
                                        % of
                                     Net Assets
Microsoft Corp.                         2.1%
Pharmacia Corp.                         1.8
Bristol-Myers Squibb Co.                1.7
Kraft Foods, Inc. "A"                   1.7
Chevron Texaco Corp.                    1.6
Republic Services, Inc.                 1.5
Sprint Corp. (FON Group)                1.5
AT&T Corp.                              1.4
FleetBoston Financial Corp.             1.4
Reliant Resources, Inc.                 1.3
-----------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.


STRATEGY
Common Stocks -- In a year when technology stocks got an absolute thrashing, our biggest contributors to fund performance were two technology stocks, Microsoft and Symantec, up over 52% and 95% respectively. The fear existing in the technology sector and economy about a year ago gave us a rare opportunity to invest a good sum in these two companies at very attractive prices. Microsoft was our largest equity holding at the end of last year, and it remains our largest equity position today. When we bought it, Microsoft had all of the characteristics we look for in an equity investment -- an attractive valuation, high levels of profitability, competitive advantages, a great balance sheet, opportunities for reinvestment and strong management. It continues to exhibit these characteristics today, although valuation was not nearly as attractive at year end at $66 per share as it was starting the year at $43.

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                  AN OVERVIEW (Continued)        DECEMBER 31, 2001
--------------------------------------------------------------------------------

Nonetheless, we continue to hold it based on our conviction in the long-term prospects for the company. Symantec, the world's largest provider of anti-virus software for PCs, doubled in the first five months we owned it and has since leveled off. We continue to hold it as well.

While our technology stocks certainly performed well in 2001, our strong performance was very broad-based. We outperformed the S&P across every economic sector. Our consumer cyclicals and staples did exceptionally well, primarily due to their low valuations at which we bought them relative to their intrinsic value. For example, Lowe's, a home improvement store, was our biggest winner in 2001. The stock rose a whopping 72% from the beginning of the year until we locked in our profit and sold our position in the fall.

I am excited to tell you that we added several new positions in some very high quality companies over the last six months, at what we think are great prices. Our biggest new positions include Republic Services (waste management), Interpublic Group (advertising), Kraft (food) and Gap (retailing). Interpublic is already up substantially from our acquisition price, and Republic has also performed very well. All four are investments we feel very good about owning at current prices.

Our investing strategy remains the same as it was at the end of our last reporting period: search for companies with high returns, strong free cash flow, a solid competitive position in its industry and good management - all at a sensible price. We maintain our bias for buying high quality stocks at attractive valuations, while avoiding the more speculative areas of the market. Basically, we want to buy good businesses when they go on sale.

Debt Securities -- Because of our income orientation and risk/reward analysis, we continue to favor investments in the "spread" sectors of the bond market -- such as corporate bonds and commercial mortgage-backed securities-- rather than Treasuries.

This investment style has resulted in the bond sector outperforming its peers in 2001. The difference in yields between the spread sectors and Treasuries has narrowed as investors' fears of a deep and prolonged recession have diminished. Holdings that have done well over the past year include Pactiv and Imperial Bancorp. A stronger rated company (Comerica) acquired Imperial Bancorp and Pactiv and has improved its operations.

OUTLOOK
Common Stocks -- Given the significant rise the market has had recently, we think investors may now wait for confirmation of a stronger economy before stocks resume their upward trajectory, and until that time, equities may tread water. However, we do believe the current low level of interest will be sufficient to stimulate the economy next year. We continue to underweight the financial and technology sectors due to unattractive valuations, while increasing our exposure to consumer areas with stocks such as the ones mentioned earlier. In 2002, we will use the recession to the best of our advantage, seeking opportunities that may be out of favor in the short-term but offer above average long-term returns.

----------------------------------------------------
TOP 5 DEBT HOLDINGS
as of December 31, 2001
----------------------------------------------------
                                  Coupon     % of
                                   Rate   Net Assets
Dominion Resources, Inc.           8.1%     2.6%
Imperial Bancorp                   8.5      2.6
Corporacion Andina
de Fomento                         6.8      2.5
Empire District
Electric Co.                       7.7      2.5
TIAA CMBS I
Trust Commercial Mortgage          6.6      2.4
----------------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

Past performance cannot guarantee future returns.

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                  AN OVERVIEW (Continued)        DECEMBER 31, 2001
--------------------------------------------------------------------------------

Debt Securities -- Looking to the future, we feel that the economy will start to slowly improve, which could result in non-Treasury bonds increasing in relative value. Our continued emphasis is on finding securities that represent good risk/reward characteristics.

We would like to thank our shareholders for sticking with us through the trying times of 2001.

------------------------------------------
TOP 10 INDUSTRIES
as of December 31, 2001
------------------------------------------
                                   % of
                                Net Assets
Banks                              8.3%
Electric Utilities                 7.2
Integrated Telecommunication
Services                           6.0
Pharmaceuticals                    5.8
Packaged Foods                     5.7
Consumer Finance                   5.2
Real Estate Investment Trusts      4.7
Industrial Conglomerates           4.4
Environmental Services             3.9
Industrial Machinery               3.7
------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                  AN OVERVIEW (Continued)        DECEMBER 31, 2001
--------------------------------------------------------------------------------
COMPARISON OF FUND PERFORMANCE TO BENCHMARK

[GRAPH APPEARS HERE]

            USAA LIFE        S&P 500     LIPPER VA MULTI-CAP   LIPPER VA LARGE
             G&I FUND         INDEX        VALUE FUNDS AVG    CAP CORE FUNDS AVG
            ---------        --------    -------------------  ------------------
1/1/95       10000.00        10000.00           10000.00            10000.00
01/95        10150.00        10259.15           10084.37            10121.40
02/95        10480.00        10658.57            10484.6            10499.07
03/95        10720.00        10972.59           10760.29            10783.22
04/95        11080.00        11295.45           11040.35            11032.25
05/95        11410.00        11746.22           11435.22            11398.22
06/95        11650.00        12018.58           11731.91            11696.46
07/95        11990.00        12416.96           12144.34            12136.38
08/95        12190.00        12447.96           12269.35            12228.67
09/95        12530.00        12972.99           12565.49            12645.03
10/95        12230.00        12926.64           12343.94            12507.28
11/95        12900.00        13493.45           12936.31            13048.85
12/95        13172.27        13753.37           13082.01            13208.51
01/96        13475.44        14220.93           13450.54            13571.23
02/96        13632.26        14353.23           13674.94            13816.46
03/96        14123.60        14491.42           13876.91            13944.29
04/96        14301.32        14704.87            14186.3            14188.35
05/96        14489.50        15083.46           14442.38            14487.78
06/96        14499.95        15140.96           14295.77            14452.83
07/96        13841.34        14472.41           13623.48            13798.37
08/96        14343.14        14778.14           14076.61            14173.05
09/96        15033.12        15609.15           14726.23            14924.66
10/96        15357.20        16039.49           15033.58            15217.99
11/96        16339.89        17250.82           16017.54            16236.54
12/96        16350.51        16909.09           15882.32            15983.57
1/97         17023.64        17964.92           16515.09            16782.76
2/97         17164.78        18105.96           16600.95            16801.68
3/97         16676.22        17363.40           16015.36            16151.08
4/97         17175.64        18399.05           16580.17            16888.05
5/97         18401.48        19523.93           17688.92            17938.61
6/97         19111.32        20391.89           18330.49            18674.07
7/97         20378.13        22014.03           19601.02            20158.10
8/97         19766.57        20781.69            19125.4            19253.56
9/97         20640.23        21919.19           20101.05            20235.81
10/97        19810.25        21187.97           19353.55            19515.79
11/97        20399.97        22168.00            19796.1            20088.81
12/97        20671.30        22548.44           20122.35            20395.00
1/98         20510.34        22797.59           20160.75            20523.95
2/98         21993.43        24440.89           21531.32            21979.45
3/98         23131.62        25691.47            22578.8            23024.93
4/98         23269.58        25954.56           22726.94            23255.14
5/98         22688.82        25509.05           22248.76            22833.45
6/98         22700.45        26544.45           22366.92            23514.61
7/98         21525.29        26263.91           21544.36            23117.96
8/98         18244.14        22469.40           18370.16            19705.86
9/98         18837.54        23910.05           19419.51            20748.93
10/98        20315.22        25851.91           20918.06            22354.53
11/98        21536.93        27418.11           21829.53            23589.29
12/98        22102.75        28997.04           22428.21            24880.00
1/99         22711.64        30209.14            22686.6            25577.98
2/99         22139.28        29270.41           21992.41            24869.94
3/99         23223.11        30441.17           22627.18            25757.58
4/99         24903.65        31619.99           24374.33            26821.59
5/99         24606.78        30874.14           24182.52            26318.68
6/99         25780.28        32582.91           25141.05            27611.91
7/99         24973.50        31569.95           24428.43            26825.07
8/99         24374.52        31413.66            23820.1            26416.56
9/99         23543.30        30553.55           22829.06            25653.12
10/99        24508.99        32486.17           23393.86            27069.80
11/99        24570.11        33146.51           23438.27            27572.26
12/99        25345.60        35096.05           24127.85            29056.68
1/00         24277.70        33332.94           22849.12            27846.54
2/00         23088.15        32702.62           21925.32            27602.11
3/00         25697.06        35899.82           24074.24            30052.54
4/00         25724.09        34820.13              24007            29206.05
5/00         25931.24        34106.31           24348.57            28607.52
6/00         25836.36        34946.29           23564.73            29225.87
7/00         25294.15        34400.43           23608.72            28761.69
8/00         26595.45        36535.98           25088.15            30599.83
9/00         25605.92        34607.61           24795.06            29096.32
10/00        26256.57        34460.58           25375.55            28911.34
11/00        25321.26        31745.93           24435.04            26599.47
12/00        26283.68        31901.67           25904.97            26970.10
1/01         26880.11        33032.83           26537.68            27728.33
2/01         25673.69        30022.78           25840.53            25301.47
3/01         24575.72        28121.88           24831.32            23616.65
4/01         26459.90        30305.51           26284.92            25480.53
5/01         26530.92        30508.81           26728.44            25559.82
6/01         25807.22        29766.54           26224.41            24810.40
07/01        25980.91        29473.40           26270.14            24436.68
08/01        24417.71        27630.16           25264.89            22866.80
09/01        22376.87        25399.14           22954.22            21015.50
10/01        22666.35        25883.75           23367.95            21498.69
11/01        24432.19        27868.71           25038.74            23040.54
12/01        24736.14        28113.00           25682.46            23260.19


S&P 500 Index $28,113

Lipper Variable Annuity Multi-Cap Value* Funds Average $25,682

USAA Life Growth and Income Fund $24,736

Lipper Variable Annuity Large Cap Core Funds Average $23,260

Data represent the last business day of each month.

*Total returns may change over time due to funds being added and deleted from the category.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Growth and Income Fund to the S&P 500(R) Index, the Lipper Variable Annuity Multi-Cap Value Funds Average and the Lipper Variable Annuity Large Cap Core Funds Average.

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The Lipper Variable Annuity Multi-Cap Value Funds Average is the average performance level of all variable insurance product multi-cap value funds, and the Lipper Variable Annuity Large Cap Core Funds Average is the average performance level of all variable insurance product large cap core funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors fund performance of variable insurance product funds.

The 1995 calculations for the S&P 500 Index are based on a full calendar year 1995, whereas the calculations for the USAA Life Growth and Income Fund are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager R. David Ullom, CFA


PERFORMANCE
The year 2001 proved to be another solid year in terms of relative performance for the USAA Life Growth and Income Fund. For the year, the Fund generated a return of -5.89%, which compares to a return of -11.88% for the S&P 500 and -12.98% for the Lipper Variable Annuity Large Cap Core Funds Average, as defined by Lipper Analytical Services.


MARKET CONDITIONS
Market conditions in 2001 were similar to those experienced in 2000 in regards to valuation. For the most part, valuation was a key to performance, that is lower valued stocks tended to perform better in both years. Of course, a major difference in market conditions for the two years was the aftermath of the events of September 11, 2001. Although the market initially fell after September 11, the subsequent strong market recovery focused on technology and cyclical names, which would benefit from an economic recovery.

INVESTMENT PROGRAM
The Fund invests its assets primarily in dividend-paying equity securities.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS
                                    AS OF
                        DECEMBER 31, 2001
-----------------------------------------
One-Year:                         -5.89%

Three-Year:                        3.82%

Five-Year:                         8.63%

Since Inception
January 5, 1995:                  13.84%

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the Net Asset Value (NAV), the reinvestment of income dividends and capital gain distributions, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
               AN OVERVIEW (Continued)        DECEMBER 31, 2001
--------------------------------------------------------------------------------

There were only two areas that hurt relative performance of the Fund. The lack of holdings in retailing (particularly non-apparel retailing) and the Fund's exposure to health care both hurt performance. More specifically, health care holdings were hurt by investor concerns of further regulation and lack of new drug approvals by the Federal Drug Administration.

Performance of the Fund was aided by our holdings in several areas, the most important of which were financials, technology and telecommunications service. Due to the interest rate cuts by the Federal Reserve Board, the Fund's bank and insurance holdings performed relatively well. Our positions in technology did well, as we held positions in companies such as IBM and Microsoft, both of which saw improving fundamentals during the year. The Fund was underweighted in technology (relative to the S&P 500), which also helped performance.


OUTLOOK
Our outlook for the equity market can best be described as one of muted optimism. The market continues to reflect what we consider to be an optimistic view of recovery in the economy and growth in corporate earnings. Our concern is that any economic recovery could be slow to unfold and thus a recovery in corporate earnings could also be muted. Thank you for your confidence and support. It is a privilege to be given the opportunity to serve you.


--------------------------------------------------------
TOP 10 EQUITY HOLDINGS
as of December 31, 2001
--------------------------------------------------------
                                                % of
                                              Net Assets
Microsoft Corp.                                  3.4%
General Electric Co.                             3.3
Citigroup, Inc.                                  2.6
Wal-Mart Stores, Inc.                            2.6
American International Group, Inc.               2.5
Bank of America Corp.                            2.4
Verizon Communications, Inc.                     2.3
Alcoa, Inc.                                      2.2
Avery Dennison Corp.                             2.2
Bristol-Myers Squibb Co.                         2.2
--------------------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

--------------------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
as of December 31, 2001
--------------------------------------------------------
                                                 % of
                                              Net Assets
Pharmaceuticals                                10.6%
Banks                                           7.9
Diversified Financial Services                  5.4
Integrated Telecommunication
Services                                        4.9
Systems Software                                4.7
Integrated Oil & Gas                            4.5
Industrial Conglomerates                        4.2
Semiconductors                                  3.6
Computer Hardware                               3.5
General Merchandise Stores                      2.6
--------------------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.


Past performance cannot guarantee future returns.

                                     -----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                AN OVERVIEW                   DECEMBER 31, 2001
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
The Fund invests its assets primarily in U.S. dollar-denominated debt and income-producing securities that have been selected for their high yields relative to the risk involved.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS

                                     AS OF
                         DECEMBER 31, 2001
------------------------------------------
One-Year:                            7.21%

Three-Year:                          5.05%

Five-Year:                           7.15%

Since Inception
January 5, 1995:                     8.44%

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the Net Asset Value (NAV), the reinvestment of income dividends and capital gain distributions, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

[GRAPH APPEARS HERE]


             USAA LIFE    LEHMAN BROTHERS   LIPPER VA CORP DEBT FUNDS
            INCOME FUND   AGG BOND INDEX         A-RATED* AVERAGE
            -----------   ---------------   -------------------------
1/1/95         10000.00          10000.00                10000.00
01/95          10290.00          10197.90                10169.66
02/95          10520.00          10440.37                10396.31
03/95          10530.00          10504.42                10470.60
04/95          10700.00          10651.15                10611.24
05/95          11210.00          11063.32                11066.64
06/95          11220.00          11144.43                11143.58
07/95          11200.00          11119.54                11093.31
08/95          11400.00          11253.74                11246.23
09/95          11650.00          11363.22                11365.57
10/95          11870.00          11511.00                11538.15
11/95          12100.00          11683.49                11724.18
12/95          12388.66          11847.46                11906.63
01/96          12454.32          11926.13                11966.45
02/96          12027.50          11718.83                11715.91
03/96          11863.34          11637.37                11625.29
04/96          11688.24          11571.92                11546.18
05/96          11666.35          11548.42                11523.53
06/96          11863.34          11703.51                11659.63
07/96          11830.51          11735.54                11690.26
08/96          11786.73          11715.87                11669.00
09/96          12005.61          11920.04                11873.25
10/96          12333.94          12184.08                12130.16
11/96          12585.65          12392.78                12346.20
12/96          12472.26          12277.55                12230.08
1/97           12519.73          12315.15                12257.85
2/97           12567.20          12345.78                12295.58
3/97           12329.86          12208.97                12150.49
4/97           12496.00          12391.74                12319.81
5/97           12642.12          12508.88                12429.95
6/97           12844.48          12657.35                12590.52
7/97           13225.41          12998.68                12962.13
8/97           13106.37          12887.80                12817.28
9/97           13380.17          13077.87                13025.19
10/97          13570.63          13267.60                13185.94
11/97          13725.39          13328.69                13238.70
12/97          13919.15          13462.89                13377.42
1/98           14109.65          13635.73                13543.93
2/98           14084.25          13625.46                13530.51
3/98           14122.35          13672.28                13577.95
4/98           14173.15          13743.65                13645.06
5/98           14377.22          13874.02                13789.14
6/98           14568.23          13991.68                13907.99
7/98           14606.44          14021.44                13924.84
8/98           14810.19          14249.63                14079.57
9/98           15039.41          14583.30                14395.49
10/98          15064.88          14506.20                14256.08
11/98          15141.28          14588.53                14377.70
12/98          15195.79          14632.39                14441.48
1/99           15279.51          14736.82                14548.46
2/99           15000.43          14479.57                14228.18
3/99           15000.43          14559.81                14323.09
4/99           15014.39          14605.93                14366.72
5/99           14812.55          14478.00                14200.70
6/99           14672.67          14431.88                14140.72
7/99           14560.78          14370.43                14086.54
8/99           14504.83          14363.12                14054.17
9/99           14658.69          14529.87                14204.77
10/99          14686.66          14583.48                14220.84
11/99          14630.71          14582.44                14233.84
12/99          14411.84          14512.12                14167.36
1/00           14396.07          14464.60                14126.02
2/00           14632.59          14639.53                14275.26
3/00           14869.11          14832.38                14452.73
4/00           14806.04          14789.91                14355.25
5/00           14806.04          14783.13                14308.17
6/00           15152.93          15090.69                14607.21
7/00           15373.68          15227.67                14732.03
8/00           15610.20          15448.38                14929.52
9/00           15752.11          15545.50                15024.14
10/00          15830.95          15648.37                15083.60
11/00          16051.70          15904.24                15314.46
12/00          16430.13          16199.27                15622.15
01/01          16729.72          16464.18                15891.59
02/01          16903.17          16607.61                16033.69
03/01          17060.84          16690.98                16109.05
04/01          16997.77          16621.71                16025.41
05/01          17117.20          16721.96                16119.93
06/01          17183.61          16785.15                16171.48
07/01          17631.88          17160.42                16544.52
08/01          17831.11          17356.93                16712.05
09/01          18013.74          17559.18                16819.42
10/01          18262.78          17926.62                17143.06
11/01          17847.71          17679.46                16948.94
12/01          17615.28          17567.19                16840.05


USAA Life Income Fund $17,615

Lehman Brothers Aggregate Bond Index $17,567

Lipper Variable Annuity Corporate Debt Funds A-Rated* Average $16,840

Data represent the last business day of each month.
*Total returns may change over time due to funds being added and deleted from the category.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Income Fund to the broad-based Lehman Brothers Aggregate Bond Index and the Lipper Variable Annuity Corporate Debt Funds A-Rated Average.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/credit index, the mortgage-backed securities index and the asset-backed securities index.

The Lipper Variable Annuity Corporate Debt Funds A-Rated Average is the average performance level of all variable insurance product corporate debt A-rated funds as reported by Lipper Analytical Services, Inc., an independent organization that monitors fund performance of variable insurance products.

The calculations for the Lehman Brothers and Lipper Indexes are based on a full calendar year in 1995, whereas the USAA Life Income Fund calculations are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager Margaret "Didi" Weinblatt, CFA


PERFORMANCE
Since bond prices move inversely to bond yields, the rise in yields over the last seven weeks of 2001 reversed some of the gains made by the Fund in the first 10 months of the year. For the year, the USAA Life Income Fund returned 7.21% versus the average return of 7.68% for funds in the Lipper Variable Annuity Corporate A-Rated Debt Fund category and 8.44% for the Lehman Aggregate Bond Index.

Market Conditions
The financial markets, and indeed the world, were profoundly affected by the horrific events of September 11, 2001. Our hearts went out to our friends and colleagues in New York, Washington, D.C. and Pennsylvania. Downtown New York City houses many of the firms that trade and settle financial securities. Yet despite enormous losses, most affected firms were up and running within days. Because the bond market is decentralized, it was able to open two days after the attack.

Even before September 11, the economy had entered a recession that effectively ended the longest economic expansion in U.S. history. The Federal Reserve Board (the Fed), in an attempt to spur

                                     ----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                AN OVERVIEW (Continued)       DECEMBER 31, 2001
--------------------------------------------------------------------------------

TREASURY YIELD CURVE

[GRAPH APPEARS HERE]


                         YIELD
                        -------
              30 YEAR   10 YEAR
              -------   -------
12/31/00        5.458     5.112
1/1/01          5.458     5.114
1/2/01          5.351     4.919
1/3/01          5.469     5.117
1/4/01          5.434     5.013
1/5/01          5.412     4.943
1/8/01          5.415     4.911
1/9/01           5.43     4.978
1/10/01         5.483     5.086
1/11/01         5.551     5.125
1/12/01         5.627      5.25
1/15/01         5.625     5.246
1/16/01         5.598     5.234
1/17/01         5.514     5.171
1/18/01         5.465     5.095
1/19/01         5.553     5.172
1/22/01         5.611     5.227
1/23/01          5.65     5.283
1/24/01         5.664     5.307
1/25/01         5.618     5.274
1/26/01          5.64     5.262
1/29/01         5.681     5.292
1/30/01         5.588     5.222
1/31/01         5.528     5.153
2/1/01          5.447     5.069
2/2/01          5.505      5.15
2/5/01           5.48     5.154
2/6/01          5.513     5.207
2/7/01          5.522     5.189
2/8/01          5.534     5.097
2/9/01          5.377     5.024
2/12/01         5.424     5.056
2/13/01         5.428     5.076
2/14/01         5.434     5.121
2/15/01         5.497      5.19
2/16/01         5.458     5.109
2/19/01         5.456     5.097
2/20/01         5.457     5.109
2/21/01         5.498     5.143
2/22/01         5.523     5.152
2/23/01         5.485     5.093
2/26/01         5.448     5.048
2/27/01         5.353     4.968
2/28/01         5.338     4.908
3/1/01          5.285     4.862
3/2/01          5.366     4.947
3/5/01           5.36     4.965
3/6/01           5.38     4.982
3/7/01          5.317     4.921
3/8/01          5.298     4.887
3/9/01          5.317     4.931
3/12/01         5.312     4.921
3/13/01         5.337     4.939
3/14/01         5.282     4.851
3/15/01         5.293     4.806
3/16/01         5.265     4.758
3/19/01         5.299     4.823
3/20/01         5.281     4.791
3/21/01         5.284     4.772
3/22/01         5.245     4.714
3/23/01         5.299     4.799
3/26/01         5.358     4.853
3/27/01         5.447     4.985
3/28/01         5.473     4.981
3/29/01         5.476     4.971
3/30/01          5.46     4.931
4/2/01           5.48     4.971
4/3/01          5.481     4.947
4/4/01          5.496     4.933
4/5/01          5.524     4.975
4/6/01          5.458     4.878
4/9/01          5.497     4.928
4/10/01         5.627     5.072
4/11/01         5.604     5.111
4/12/01         5.602     5.165
4/13/01         5.603     5.163
4/16/01         5.702     5.285
4/17/01          5.65     5.196
4/18/01         5.648      5.12
4/19/01         5.774     5.252
4/20/01         5.788     5.269
4/23/01         5.729     5.196
4/24/01         5.749     5.206
4/25/01         5.777     5.261
4/26/01         5.709     5.188
4/27/01         5.795     5.328
4/30/01         5.775     5.332
5/1/01          5.741     5.292
5/2/01          5.706     5.292
5/3/01          5.632     5.203
5/4/01          5.646     5.186
5/7/01          5.676     5.199
5/8/01          5.716     5.226
5/9/01          5.669     5.172
5/10/01         5.749      5.28
5/11/01         5.887      5.49
5/14/01         5.849     5.437
5/15/01         5.855      5.49
5/16/01         5.863      5.46
5/17/01         5.794     5.439
5/18/01         5.761     5.405
5/21/01         5.752     5.393
5/22/01         5.771     5.397
5/23/01         5.793     5.399
5/24/01         5.857     5.493
5/25/01         5.853       5.5
5/28/01         5.854     5.496
5/29/01         5.856     5.515
5/30/01         5.853     5.513
5/31/01         5.772     5.404
6/1/01            5.7     5.364
6/4/01          5.686     5.333
6/5/01          5.653     5.263
6/6/01          5.656     5.257
6/7/01          5.717     5.301
6/8/01           5.73     5.354
6/11/01         5.692     5.297
6/12/01         5.651     5.247
6/13/01         5.655     5.259
6/14/01         5.636     5.221
6/15/01         5.673     5.238
6/18/01         5.693     5.247
6/19/01          5.69     5.236
6/20/01         5.665     5.209
6/21/01         5.636     5.188
6/22/01         5.574     5.111
6/25/01         5.587      5.13
6/26/01         5.644     5.212
6/27/01         5.611     5.235
6/28/01         5.677      5.33
6/29/01          5.74     5.401
7/2/01          5.691     5.337
7/3/01          5.723     5.382
7/5/01          5.758     5.423
7/6/01          5.743     5.372
7/9/01          5.704     5.348
7/10/01         5.673     5.293
7/11/01         5.695     5.291
7/12/01          5.65     5.236
7/13/01         5.631     5.232
7/16/01         5.589     5.181
7/17/01         5.579      5.19
7/18/01         5.518     5.093
7/19/01         5.529      5.11
7/20/01         5.541     5.121
7/23/01         5.527     5.108
7/24/01         5.517     5.095
7/25/01         5.581     5.169
7/26/01         5.592     5.157
7/27/01         5.546     5.102
7/30/01         5.521     5.083
7/31/01         5.504     5.037
8/1/01          5.527     5.071
8/2/01           5.57     5.138
8/3/01          5.583     5.163
8/6/01          5.592     5.157
8/7/01          5.596      5.17
8/8/01          5.518      5.06
8/9/01          5.532     5.032
8/10/01         5.514     4.994
8/13/01         5.509     4.964
8/14/01         5.509     4.974
8/15/01         5.515     4.994
8/16/01          5.48     4.942
8/17/01         5.426     4.843
8/20/01          5.46     4.906
8/21/01         5.448     4.892
8/22/01         5.442     4.904
8/23/01         5.408      4.88
8/24/01         5.444     4.918
8/27/01         5.469     4.934
8/28/01          5.41     4.846
8/29/01         5.362     4.779
8/30/01         5.372     4.789
8/31/01         5.368     4.832
9/4/01          5.496     4.985
9/5/01          5.482     4.969
9/6/01          5.411     4.861
9/7/01          5.386       4.8
9/10/01         5.438     4.839
9/11/01         5.396      4.77
9/12/01         5.439     4.835
9/13/01         5.392     4.633
9/14/01          5.35     4.555
9/17/01         5.429     4.623
9/18/01         5.533     4.707
9/19/01         5.547     4.669
9/20/01         5.624     4.738
9/21/01         5.585     4.691
9/24/01         5.575     4.724
9/25/01         5.575     4.708
9/26/01         5.499     4.641
9/27/01         5.442     4.565
9/28/01         5.413     4.575
10/1/01         5.376     4.543
10/2/01         5.336     4.512
10/3/01         5.318     4.479
10/4/01         5.304     4.516
10/5/01         5.308     4.504
10/8/01         5.312     4.506
10/9/01         5.378     4.591
10/10/01        5.349     4.591
10/11/01        5.405     4.671
10/12/01        5.425     4.663
10/15/01        5.376     4.604
10/16/01         5.35     4.573
10/17/01        5.324     4.569
10/18/01        5.313     4.565
10/19/01        5.365     4.621
10/22/01        5.352     4.612
10/23/01        5.377     4.639
10/24/01        5.319     4.588
10/25/01        5.283     4.531
10/26/01        5.273     4.525
10/29/01        5.246     4.478
10/30/01        5.213     4.418
10/31/01         4.88     4.267
11/1/01           4.8     4.221
11/2/01         4.956     4.352
11/5/01          4.86     4.298
11/6/01         4.867     4.275
11/7/01         4.798     4.197
11/8/01         4.872       4.3
11/9/01         4.873     4.314
11/12/01        4.876     4.307
11/13/01        4.918     4.379
11/14/01        5.019     4.517
11/15/01        5.203     4.738
11/16/01        5.305     4.891
11/19/01          5.2     4.764
11/20/01        5.312     4.871
11/21/01        5.353     5.013
11/23/01        5.373     5.001
11/26/01        5.378     5.011
11/27/01        5.365     4.948
11/28/01         5.36     4.944
11/29/01        5.236     4.764
11/30/01        5.265     4.748
12/3/01         5.261     4.719
12/4/01         5.213     4.654
12/5/01          5.36     4.895
12/6/01         5.465     5.005
12/7/01         5.598      5.15
12/10/01        5.576     5.133
12/11/01        5.541     5.077
12/12/01        5.455     4.981
12/13/01        5.528       5.1
12/14/01        5.576      5.18
12/17/01        5.629     5.234
12/18/01        5.513     5.123
12/19/01         5.44      5.04
12/20/01        5.434     5.055
12/21/01        5.457     5.084
12/24/01        5.488     5.136
12/26/01        5.519     5.184
12/27/01        5.485     5.092
12/28/01        5.544     5.113
12/31/01        5.466     5.039


economic growth, undertook its most aggressive easing cycle in history. As of December 31, 2001, the Fed had cut interest rates by 4.75% in 11 easing moves. But Fed easings affect only short-term rates. The market determines long-term rates, as illustrated in the chart above, which shows the Treasury Yield Curve for the year-ends 2000 and 2001. The Treasury Yield Curve plots yields versus maturity for Treasury bills, notes and bonds.

Short-term interest rates declined in response to the Fed's easings, but intermediate- and long-term rates remained stubbornly high. This divergence is illustrated by the fact that while yields on 3-month Treasury bills fell by 4.17%, those on 10-year and 30-year Treasuries ended the year at the same levels at which they had been before the first Fed ease back in January 2001.

The graph below shows the target Fed Funds rate (target interest rate on overnight loans between banks), which is set by the Fed, and the yield on 2-year, 10-year and 30-year Treasuries. Treasury yields

U.S. TREASURY BOND YIELD

[GRAPH APPEARS HERE]

                                                YIELD
                          FED FUND             -------
                           TARGET    30 YEAR   10 YEAR   2-YEAR
                          ---------  -------   -------   ------
12/31/00                       6.5     5.458     5.112    5.096
1/1/01                         6.5     5.458     5.114    5.104
1/2/01                         6.5     5.351     4.919    4.862
1/3/01                           6     5.469     5.117    4.912
1/4/01                           6     5.434     5.013    4.762
1/5/01                           6     5.412     4.943    4.577
1/8/01                           6     5.415     4.911     4.51
1/9/01                           6      5.43     4.978    4.642
1/10/01                          6     5.483     5.086    4.742
1/11/01                          6     5.551     5.125    4.758
1/12/01                          6     5.627      5.25    4.891
1/15/01                          6     5.625     5.246     4.89
1/16/01                          6     5.598     5.234    4.881
1/17/01                          6     5.514     5.171    4.831
1/18/01                          6     5.465     5.095    4.703
1/19/01                          6     5.553     5.172    4.744
1/22/01                          6     5.611     5.227    4.743
1/23/01                          6      5.65     5.283    4.819
1/24/01                          6     5.664     5.307    4.836
1/25/01                          6     5.618     5.274    4.787
1/26/01                          6      5.64     5.262    4.762
1/29/01                          6     5.681     5.292    4.754
1/30/01                          6     5.588     5.222    4.696
1/31/01                        5.5     5.528     5.153    4.605
2/1/01                         5.5     5.447     5.069    4.539
2/2/01                         5.5     5.505      5.15    4.646
2/5/01                         5.5      5.48     5.154    4.662
2/6/01                         5.5     5.513     5.207    4.704
2/7/01                         5.5     5.522     5.189    4.687
2/8/01                         5.5     5.534     5.097    4.712
2/9/01                         5.5     5.377     5.024    4.652
2/12/01                        5.5     5.424     5.056    4.669
2/13/01                        5.5     5.428     5.076    4.736
2/14/01                        5.5     5.434     5.121    4.821
2/15/01                        5.5     5.497      5.19    4.863
2/16/01                        5.5     5.458     5.109    4.719
2/19/01                        5.5     5.456     5.097     4.71
2/20/01                        5.5     5.457     5.109    4.727
2/21/01                        5.5     5.498     5.143    4.727
2/22/01                        5.5     5.523     5.152    4.621
2/23/01                        5.5     5.485     5.093    4.514
2/26/01                        5.5     5.448     5.048    4.464
2/27/01                        5.5     5.353     4.968    4.456
2/28/01                        5.5     5.338     4.908    4.398
3/1/01                         5.5     5.285     4.862    4.381
3/2/01                         5.5     5.366     4.947    4.471
3/5/01                         5.5      5.36     4.965    4.479
3/6/01                         5.5      5.38     4.982     4.47
3/7/01                         5.5     5.317     4.921     4.42
3/8/01                         5.5     5.298     4.887    4.403
3/9/01                         5.5     5.317     4.931    4.461
3/12/01                        5.5     5.312     4.921    4.444
3/13/01                        5.5     5.337     4.939    4.443
3/14/01                        5.5     5.282     4.851    4.317
3/15/01                        5.5     5.293     4.806    4.216
3/16/01                        5.5     5.265     4.758    4.231
3/19/01                        5.5     5.299     4.823    4.315
3/20/01                          5     5.281     4.791    4.239
3/21/01                          5     5.284     4.772    4.204
3/22/01                          5     5.245     4.714    4.145
3/23/01                          5     5.299     4.799    4.219
3/26/01                          5     5.358     4.853    4.252
3/27/01                          5     5.447     4.985    4.396
3/28/01                          5     5.473     4.981    4.353
3/29/01                          5     5.476     4.971    4.246
3/30/01                          5      5.46     4.931    4.188
4/2/01                           5      5.48     4.971    4.204
4/3/01                           5     5.481     4.947    4.155
4/4/01                           5     5.496     4.933    4.105
4/5/01                           5     5.524     4.975    4.163
4/6/01                           5     5.458     4.878    4.062
4/9/01                           5     5.497     4.928    4.087
4/10/01                          5     5.627     5.072    4.212
4/11/01                          5     5.604     5.111    4.287
4/12/01                          5     5.602     5.165    4.346
4/13/01                          5     5.603     5.163    4.346
4/16/01                          5     5.702     5.285    4.481
4/17/01                          5      5.65     5.196     4.38
4/18/01                        4.5     5.648      5.12    4.219
4/19/01                        4.5     5.774     5.252    4.262
4/20/01                        4.5     5.788     5.269    4.236
4/23/01                        4.5     5.729     5.196    4.134
4/24/01                        4.5     5.749     5.206    4.134
4/25/01                        4.5     5.777     5.261    4.219
4/26/01                        4.5     5.709     5.188    4.152
4/27/01                        4.5     5.795     5.328    4.259
4/30/01                        4.5     5.775     5.332    4.284
5/1/01                         4.5     5.741     5.292    4.235
5/2/01                         4.5     5.706     5.292    4.252
5/3/01                         4.5     5.632     5.203    4.211
5/4/01                         4.5     5.646     5.186    4.128
5/7/01                         4.5     5.676     5.199    4.103
5/8/01                         4.5     5.716     5.226    4.087
5/9/01                         4.5     5.669     5.172     4.07
5/10/01                        4.5     5.749      5.28    4.154
5/11/01                        4.5     5.887      5.49    4.339
5/14/01                        4.5     5.849     5.437    4.272
5/15/01                          4     5.855      5.49    4.256
5/16/01                          4     5.863      5.46    4.231
5/17/01                          4     5.794     5.439    4.298
5/18/01                          4     5.761     5.405     4.35
5/21/01                          4     5.752     5.393    4.351
5/22/01                          4     5.771     5.397    4.317
5/23/01                          4     5.793     5.399    4.258
5/24/01                          4     5.857     5.493    4.309
5/25/01                          4     5.853       5.5    4.268
5/28/01                          4     5.854     5.496    4.268
5/29/01                          4     5.856     5.515    4.294
5/30/01                          4     5.853     5.513    4.294
5/31/01                          4     5.772     5.404    4.205
6/1/01                           4       5.7     5.364    4.204
6/4/01                           4     5.686     5.333    4.171
6/5/01                           4     5.653     5.263    4.105
6/6/01                           4     5.656     5.257    4.104
6/7/01                           4     5.717     5.301    4.104
6/8/01                           4      5.73     5.354    4.153
6/11/01                          4     5.692     5.297    4.095
6/12/01                          4     5.651     5.247    4.061
6/13/01                          4     5.655     5.259    4.044
6/14/01                          4     5.636     5.221    4.002
6/15/01                          4     5.673     5.238    3.976
6/18/01                          4     5.693     5.247    3.959
6/19/01                          4      5.69     5.236    3.958
6/20/01                          4     5.665     5.209    3.949
6/21/01                          4     5.636     5.188    3.966
6/22/01                          4     5.574     5.111    3.897
6/25/01                          4     5.587      5.13    3.922
6/26/01                          4     5.644     5.212    3.998
6/27/01                       3.75     5.611     5.235    4.108
6/28/01                       3.75     5.677      5.33    4.217
6/29/01                       3.75      5.74     5.401    4.242
7/2/01                        3.75     5.691     5.337    4.184
7/3/01                        3.75     5.723     5.382    4.235
7/5/01                        3.75     5.758     5.423    4.237
7/6/01                        3.75     5.743     5.372    4.137
7/9/01                        3.75     5.704     5.348    4.137
7/10/01                       3.75     5.673     5.293    4.054
7/11/01                       3.75     5.695     5.291    4.062
7/12/01                       3.75      5.65     5.236    4.037
7/13/01                       3.75     5.631     5.232    4.088
7/16/01                       3.75     5.589     5.181    4.046
7/17/01                       3.75     5.579      5.19    4.063
7/18/01                       3.75     5.518     5.093    3.929
7/19/01                       3.75     5.529      5.11    3.946
7/20/01                       3.75     5.541     5.121    3.946
7/23/01                       3.75     5.527     5.108    3.946
7/24/01                       3.75     5.517     5.095    3.929
7/25/01                       3.75     5.581     5.169    3.971
7/26/01                       3.75     5.592     5.157    3.937
7/27/01                       3.75     5.546     5.102    3.871
7/30/01                       3.75     5.521     5.083    3.855
7/31/01                       3.75     5.504     5.037    3.789
8/1/01                        3.75     5.527     5.071    3.813
8/2/01                        3.75      5.57     5.138    3.887
8/3/01                        3.75     5.583     5.163    3.904
8/6/01                        3.75     5.592     5.157    3.871
8/7/01                        3.75     5.596      5.17    3.879
8/8/01                        3.75     5.518      5.06    3.754
8/9/01                        3.75     5.532     5.032    3.738
8/10/01                       3.75     5.514     4.994    3.712
8/13/01                       3.75     5.509     4.964     3.67
8/14/01                       3.75     5.509     4.974     3.72
8/15/01                       3.75     5.515     4.994    3.778
8/16/01                       3.75      5.48     4.942    3.728
8/17/01                       3.75     5.426     4.843    3.643
8/20/01                       3.75      5.46     4.906    3.718
8/21/01                        3.5     5.448     4.892    3.676
8/22/01                        3.5     5.442     4.904    3.735
8/23/01                        3.5     5.408      4.88    3.701
8/24/01                        3.5     5.444     4.918    3.725
8/27/01                        3.5     5.469     4.934    3.742
8/28/01                        3.5      5.41     4.846    3.674
8/29/01                        3.5     5.362     4.779    3.631
8/30/01                        3.5     5.372     4.789    3.596
8/31/01                        3.5     5.368     4.832    3.629
9/4/01                         3.5     5.496     4.985    3.827
9/5/01                         3.5     5.482     4.969    3.777
9/6/01                         3.5     5.411     4.861    3.637
9/7/01                         3.5     5.386       4.8    3.513
9/10/01                        3.5     5.438     4.839    3.513
9/11/01                        3.5     5.396      4.77    3.413
9/12/01                        3.5     5.439     4.835     3.38
9/13/01                        3.5     5.392     4.633    2.984
9/14/01                        3.5      5.35     4.555    2.866
9/17/01                          3     5.429     4.623    2.939
9/18/01                          3     5.533     4.707    2.938
9/19/01                          3     5.547     4.669    2.781
9/20/01                          3     5.624     4.738    2.887
9/21/01                          3     5.585     4.691    2.876
9/24/01                          3     5.575     4.724    2.908
9/25/01                          3     5.575     4.708    2.857
9/26/01                          3     5.499     4.641    2.806
9/27/01                          3     5.442     4.565     2.77
9/28/01                          3     5.413     4.575    2.835
10/1/01                          3     5.376     4.543    2.811
10/2/01                        2.5     5.336     4.512    2.754
10/3/01                        2.5     5.318     4.479    2.754
10/4/01                        2.5     5.304     4.516    2.754
10/5/01                        2.5     5.308     4.504    2.697
10/8/01                        2.5     5.312     4.506    2.697
10/9/01                        2.5     5.378     4.591    2.721
10/10/01                       2.5     5.349     4.591    2.762
10/11/01                       2.5     5.405     4.671    2.852
10/12/01                       2.5     5.425     4.663    2.795
10/15/01                       2.5     5.376     4.604    2.754
10/16/01                       2.5      5.35     4.573    2.754
10/17/01                       2.5     5.324     4.569    2.779
10/18/01                       2.5     5.313     4.565    2.737
10/19/01                       2.5     5.365     4.621    2.754
10/22/01                       2.5     5.352     4.612    2.754
10/23/01                       2.5     5.377     4.639    2.762
10/24/01                       2.5     5.319     4.588    2.695
10/25/01                       2.5     5.283     4.531    2.633
10/26/01                       2.5     5.273     4.525    2.625
10/29/01                       2.5     5.246     4.478     2.56
10/30/01                       2.5     5.213     4.418    2.464
10/31/01                       2.5      4.88     4.267    2.432
11/1/01                        2.5       4.8     4.221    2.479
11/2/01                        2.5     4.956     4.352     2.47
11/5/01                        2.5      4.86     4.298    2.445
11/6/01                          2     4.867     4.275    2.364
11/7/01                          2     4.798     4.197    2.307
11/8/01                          2     4.872       4.3    2.412
11/9/01                          2     4.873     4.314    2.426
11/12/01                         2     4.876     4.307    2.434
11/13/01                         2     4.918     4.379    2.507
11/14/01                         2     5.019     4.517     2.68
11/15/01                         2     5.203     4.738    2.961
11/16/01                         2     5.305     4.891     3.07
11/19/01                         2       5.2     4.764    2.878
11/20/01                         2     5.312     4.871    2.945
11/21/01                         2     5.353     5.013     3.08
11/23/01                         2     5.373     5.001    3.167
11/26/01                         2     5.378     5.011    3.175
11/27/01                         2     5.365     4.948    3.065
11/28/01                         2      5.36     4.944    3.049
11/29/01                         2     5.236     4.764    2.875
11/30/01                         2     5.265     4.748    2.833
12/3/01                          2     5.261     4.719    2.817
12/4/01                          2     5.213     4.654    2.792
12/5/01                          2      5.36     4.895    3.061
12/6/01                          2     5.465     5.005     3.16
12/7/01                          2     5.598      5.15    3.177
12/10/01                         2     5.576     5.133    3.086
12/11/01                      1.75     5.541     5.077    3.004
12/12/01                      1.75     5.455     4.981    2.938
12/13/01                      1.75     5.528       5.1     3.07
12/14/01                      1.75     5.576      5.18    3.145
12/17/01                      1.75     5.629     5.234    3.178
12/18/01                      1.75     5.513     5.123    3.095
12/19/01                      1.75      5.44      5.04    3.079
12/20/01                      1.75     5.434     5.055    3.112
12/21/01                      1.75     5.457     5.084    3.129
12/24/01                      1.75     5.488     5.136    3.155
12/26/01                      1.75     5.519     5.184    3.214
12/27/01                      1.75     5.485     5.092    3.121
12/28/01                      1.75     5.544     5.113    3.165
12/31/01                      1.75     5.466     5.039    3.027


                                     ----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                AN OVERVIEW (Continued)       DECEMBER 31, 2001
--------------------------------------------------------------------------------

fell through early November, at which point the bond market began to price in a strong economic recovery, causing yields to spike up sharply in the final weeks of the year. As previously noted, yields rose to levels existing prior to the first Fed ease in January 2001. Since long- and intermediate-term Treasury yields are the benchmarks that set financing rates for long-term investments and consumer mortgages, high rates can hamper economic recovery.

STRATEGY
Against this background of a weak economy and aggressive Fed easing, our strategy positioned the portfolio to take advantage of falling interest rates. To this end, we lengthened portfolio duration (that is, sensitivity to interest rate changes) and looked for bonds that would not be subject to prepayment risk (that is, the risk of early redemption which require reinvestment at lower rates). As interest rates continued to fall through November 7, our strategy paid off. But during the severe backup in interest rates over the last few weeks of the year, the Fund's relatively long duration detracted from returns. We believe this backup in interest rates has been excessive. We also believe near-term conditions are favorable for bonds, and we plan to continue to hold our slightly longer duration. In addition, we expect to continue the Fund's overweighted position in corporate bonds (50% versus the Lehman Aggregate's 27%). As the economy stabilizes, we feel that corporate bonds and mortgage-backed securities have the potential to outperform other sectors of the bond market.

The USAA Life Income Fund's sector allocations as of December 31, 2001, are shown below:

ASSET ALLOCATION
as of December 31, 2001
---------------------------------------------------

[PIE CHART APPEARS HERE]

Corporate                                   50.5%

Mortgage-Backed Securities                  23.2%

Treasury                                    12.8%

Agency Debentures                            7.5%

REIT Preferred                               6.8%


Excludes money market instruments.
Percentages are of fund net assets and may not equal 100%.


--------------------------------------------------
Top 10 Securities
as of December 31, 2001
--------------------------------------------------
                              Coupon        % of
                               Rate      Net Asses
GNMA                            6.0%        9.8%
FNMA                            6.6         5.3
U.S. Treasury Bond              5.3         5.3
American Airlines
EETC "A2"                       7.9         4.4
FNMA, 1/1/32                    6.5         4.3
Household Finance Co.,
Notes                           6.4         4.2
Qwest Capital
Funding, Inc. Notes             7.0         4.2
Verizon Pennsylvania, Inc.
Notes                           5.7         4.1
FNMA, 4/1/31                    6.5         3.9
U.S. Treasury Inflation-
Indexed Notes                   3.4         3.8
--------------------------------------------------

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

Past performance cannot guarantee future returns.

                                     ----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                AN OVERVIEW (Continued)       DECEMBER 31, 2001
--------------------------------------------------------------------------------

OUTLOOK
The year-end backup in bond yields appears to be overdone. Should interest rates remain at these relatively high levels, they could stifle chances for a quick economic recovery. A more favorable scenario involves slow growth, which would benefit both the bond market and the economy at large. Indeed, it now appears the economy may be in such a period of slow growth. It is likely the Fed will remain on hold for the remainder of 2002. In addition, inflation appears benign. These factors could create a favorable environment for bonds -- especially the corporate and mortgage-backed sectors of the bond market. As events of the last two years demonstrate, bonds remain the key to a well-diversified portfolio.

Speaking for our team of portfolio manager, traders and analysts, it is a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

                                     ----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                AN OVERVIEW                   DECEMBER 31, 2001
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

The Fund invests its assets primarily in equity securities of both foreign and domestic issuers. The Fund may invest the remainder of its assets in investment-grade, short-term debt instruments with remaining maturities of less than one year that are issued and guaranteed as to principal and interest by the U.S. government or by its agencies, or in repurchase agreements collateralized by such securities.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURNS
                                       AS OF
                           DECEMBER 31, 2001
--------------------------------------------
One-Year:                            -17.15%

Three-Year:                           -0.92%

Five-Year:                             4.34%

Since Inception
January 5, 1995:                       8.70%

The total-return calculations found in this section are calculated at the Fund level and reflect the change in the Net Asset Value (NAV), the reinvestment of income dividends and capital gain distributions, and the deductions of Fund expenses. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. These NAV total-return calculations represent past performance, which is no guarantee of future returns.

COMPARISON OF FUND PERFORMANCE TO BENCHMARK

[GRAPH APPEARS HERE]

            LIFE WORLD    MSCI WORLD    LIPPER VA GLOBAL
              GROWTH        INDEX          FUNDS AVG
            ----------    ----------    ----------------
1/1/95        10000.00      10000.00            10000.00
01/95          9710.00       9847.50             9687.92
02/95          9790.00       9988.67             9780.19
03/95         10160.00      10467.69            10045.34
04/95         10490.00      10830.07            10318.97
05/95         10920.00      10920.27            10494.99
06/95         11150.00      10914.45            10653.56
07/95         11710.00      11458.09            11198.69
08/95         11620.00      11200.36            11142.84
09/95         11770.00      11524.16            11351.42
10/95         11480.00      11340.24            11160.84
11/95         11650.00      11731.52            11300.89
12/95         11955.58      12072.03            11572.90
01/96         12321.79      12287.92            11839.41
02/96         12558.74      12360.23            11994.76
03/96         12849.56      12563.35            12184.52
04/96         13463.49      12856.19            12622.33
05/96         13592.74      12864.73            12781.74
06/96         13614.28      12927.20            12801.22
07/96         12935.72      12467.75            12266.83
08/96         13334.24      12608.46            12546.39
09/96         13668.14      13099.52            12938.39
10/96         13625.05      13188.37            12932.37
11/96         14379.01      13924.82            13554.52
12/96         14481.02      13699.20            13583.43
1/97          15036.68      13861.73            13834.39
2/97          15014.00      14018.57            13885.27
3/97          14866.58      13738.66            13696.66
4/97          15059.36      14185.12            13878.71
5/97          15931.95      15058.09            14794.06
6/97          16666.03      15806.53            15425.54
7/97          17480.41      16531.95            16116.35
8/97          16666.03      15423.44            15246.20
9/97          17652.46      16258.74            16181.88
10/97         16631.62      15400.40            15174.16
11/97         16356.34      15670.30            15160.28
12/97         16520.55      15858.66            15319.37
1/98          16557.70      16297.98            15493.49
2/98          17808.50      17397.80            16566.88
3/98          18836.39      18129.78            17407.41
4/98          19146.00      18304.23            17657.09
5/98          18815.03      18072.10            17460.16
6/98          18765.29      18498.25            17584.08
7/98          18504.14      18465.83            17506.09
8/98          15407.68      16000.59            14863.90
9/98          15320.63      16280.82            14937.46
10/98         16564.19      17749.82            15948.67
11/98         17297.89      18802.60            16774.52
12/98         18414.41      19718.35            17703.86
1/99          18862.91      20147.25            18046.30
2/99          18247.82      19608.45            17326.65
3/99          19067.95      20422.00            17928.48
4/99          19747.11      21224.20            18743.53
5/99          19228.01      20445.78            18230.84
6/99          20343.98      21396.54            19327.18
7/99          20549.22      21329.46            19407.71
8/99          20728.80      21288.65            19471.70
9/99          20420.94      21079.33            19410.14
10/99         21062.31      22172.14            20208.86
11/99         22191.10      22793.02            21861.28
12/99         24109.10      24635.09            24557.95
1/00          23112.73      23221.50            23537.92
2/00          24094.00      23281.34            25634.59
3/00          25120.57      24887.62            26011.47
4/00          24335.55      23832.46            24497.14
5/00          23794.81      23226.26            23492.29
6/00          24832.68      24005.46            24669.50
7/00          24023.75      23326.80            24093.15
8/00          24939.52      24082.70            25103.17
9/00          23321.66      22799.33            23683.48
10/00         22421.15      22414.53            23026.99
11/00         20833.81      21050.83            21385.80
12/00         21615.98      21388.59            22064.80
1/01          22212.39      21800.46            22578.59
2/01          19955.69      19955.65            20595.02
3/01          18295.40      18641.55            19049.76
4/01          19907.33      20015.70            20550.99
5/01          19422.79      19754.87            20388.97
6/01          18825.91      19133.15            19826.96
07/01         18519.40      18877.41            19339.01
08/01         17829.23      17968.53            18510.28
09/01         16070.51      16382.82            16528.92
10/01         16651.37      16695.65            17176.37
11/01         17667.88      17680.83            18315.10
12/01         17914.16      17790.19            18614.35



Lipper Variable Annuity Global Funds Average $18,614

USAA Life World Growth Fund $17914

Morgan Stanley Capital International, Inc. - World Index $17,790

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life World Growth Fund to the Morgan Stanley Capital International, Inc. (MSCI)-World Index and the Lipper Variable Annuity Global Funds Average.

The Morgan Stanley Index is an unmanaged index that reflects the movement of world stock markets by representing a broad selection of domestically listed companies within each market.

The Lipper Variable Annuity Global Funds Average is the average performance level of all variable insurance product global funds as reported by Lipper Analytical Services, Inc., an independent organization that monitors fund performance of variable insurance products.

The 1995 calculations for the Morgan Stanley Index and the Lipper Global Funds Average are based on a full calendar year, whereas the USAA Life World Growth Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers Albert Sebastian, CFA, Kevin P. Moore and William David Van Arnum, CFA

PERFORMANCE
For the year ended December 31, 2001, the USAA Life World Growth Fund's total return was -17.15%, as compared to the Lipper Variable Annuity Global Funds Average return of -15.28%, and the Morgan Stanley Capital International, Inc. World Index (MSCI) return of -16.82%. The Fund's performance was positively impacted by its overweight position in European and Canadian equities and its underweight position in Japan. The Fund also benefited from its stock selection in international markets. The Fund's performance was negatively impacted by technology holdings.

MARKET CONDITIONS
INTERNATIONAL
Developed Markets (Excluding Japan) -- European equity markets were down for the period, but did outperform other international markets. Some of the more defensive areas of the portfolio, such as consumer staples and health care, were the best performers during the period. Stock selection was particularly favorable in the energy and the consumer staples sectors. Two of our better performing holdings were oil service companies, which were acquired by a competitor.

                                     ----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                AN OVERVIEW (Continued)       DECEMBER 31, 2001
--------------------------------------------------------------------------------

Canada outperformed Europe and Japan, but was down for the year. Stock selection was excellent with the financial and energy sectors contributing to performance. Also, Canadian National Railway, one of the Fund's largest positions, performed particularly well over the period.


Japan -- Japan under-performed most other developed markets for the period as the government failed to address the problems in the banking system. In fact, estimates of non-performing loans increased substantially during the year. The Fund was significantly underweight in Japanese equities and had no exposure to bank stocks. However, the relative performance of our Japanese portfolio did significantly exceed the comparable benchmarks.

Emerging Markets -- Emerging equity markets were down over the period; however, there were considerable differences across regions. Asian markets, while suffering from slowing export growth, did provide some of the better relative returns during the period. The markets of Eastern Europe, Mediterranean countries and Africa had the best performance in emerging markets due to their defensive qualities and strong domestic growth. Latin markets were negatively impacted both by the slowing U.S. economy and the worsening situation in Argentina.

UNITED STATES
During the past year, market conditions were about as tough as they get, as witnessed by poor fundamentals in the technology sector, rising inventory, falling productivity and economic output, rising unemployment, terrorist attacks and finally an official recession. None of this is good news, and the culmination of all of them had a depressing effect on stock prices.

STRATEGY
We are not attempting to time an economic recovery or place a large overweighting in technology. Rather, we are trying to buy superior companies that have been temporarily hurt by an economic slowdown. When a recovery is underway, our investments in economically sensitive technology and capital goods companies, as well as our stock market sensitive financial companies, have the potential to be

COUNTRY WEIGHTINGS
AS A PERCENTAGE
OF NET ASSETS

                                         AS OF
                             DECEMBER 31, 2001
----------------------------------------------

[PIE CHART APPEARS HERE]

USA                                        36.2%

Other*                                     14.4%

United Kingdom                             11.0%

Japan                                       6.3%

Netherlands                                 5.8%

Canada                                      5.8%

France                                      4.7%

Sweden                                      3.4%

Germany                                     3.3%

Finland                                     3.1%

Italy                                       2.9%

Spain                                       2.4%


* Each of the remaining countries' investments represented less than 2% of the portfolio's net assets and U.S. Government & Agency Issues.

Past performance cannot guarantee future returns.

                                     ----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                AN OVERVIEW (Continued)       DECEMBER 31, 2001
--------------------------------------------------------------------------------

positively impacted. Our long-term strategy is to buy what we consider "franchises." These are companies with large barriers to entry, superior business models that can sustain competitive pressures with products or services that have low threats of substitution or obsolescence. We are also attempting to buy companies with large opportunities to deploy shareholder capital at superior rates of return. Finally, we want to invest with management teams that have proven to be efficient capital allocators, have conservative accounting and run the business like owners.

OUTLOOK
We continue to view Europe and Canada positively as their economies will probably grow faster than the United States next year. Along with the U.S., Canada and many European countries are lowering taxes both on the corporate and personal sides. In Europe, there is more room for the European Central Bank to reduce rates next year. Canada will be one of the few countries to have both a current account and a government budget surplus in 2002. We are, however, less positive about Japan because of the high level of non-performing loans which has not been adequately disclosed to the market place. Japan already has zero short-term interest rates and has a large government budget deficit. As a result, it has few policy tools at its disposal to mitigate an economic recession. We expect further corporate bankruptcy and poor economic growth in the years ahead for Japan.

In general, the short-term valuations in global equity markets look decidedly better as a result of the fall in equity prices over the last 18 months and the lower short- and long-term interest rates. The outlook for emerging markets is favorable as signs of resumption in global growth begin to emerge. Inflation is not a problem in developing countries, which combined with low interest rates and ample local liquidity, provides a strong foundation for equity markets. While Brazil has diverged somewhat from Argentina, Mexico's fate is clearly tied to the U.S. economy. The Russian market continues to look attractive despite the fall in oil prices, and the Turkish economy appears to have passed the worst. We believe that industrial companies may benefit in the coming year, as well as financial and selected technology companies.

In the U.S., there is reason for optimism. First, the Federal Reserve Board (the
Fed) and the Government are on our side. Fed Chairman Alan Greenspan has aggressively cut interest rates, and Congress is attempting to provide stimulus to the economy. Also, recessions have historically proven to be excellent buying opportunities. Although the timing is difficult to predict, the economy should eventually benefit from these actions. In addition, companies are not sitting still waiting for demand to

TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF DECEMBER 31, 2001
--------------------------------------------------
                                           % of
                                        Net Assets
Pharmaceuticals                              10.5%
Banks                                         8.3
Diversified Financial Services                4.8
Integrated Oil & Gas                          4.8
Integrated Telecommunication Services         4.4
Telecommunication Equipment                   3.6
Railroads                                     2.7
Semiconductors                                2.7
Specialty Chemicals                           2.7
Broadcasting & Cable TV                       2.5

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

                                     ----

--------------------------------------------------------------------------------
                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                AN OVERVIEW (Continued)       DECEMBER 31, 2001
--------------------------------------------------------------------------------

improve, but instead, are aggressively cutting costs and excess capacity. Since inflation does not appear to be a problem, there is good reason to believe that the Fed's previous interest rate cuts will have a positive impact on demand. Industry cost-cutting efforts should also reduce supply, so our investments have the potential for a nice recovery.

On behalf of the portfolio managers, analysts and traders, we would like to thank you for your continued support of the USAA Life World Growth Fund. We recognize you have investment choice, and we appreciate you allowing us the opportunity to help you meet your financial goals.

TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2001
---------------------------------------------
                                      % of
                                   Net Assets
Canadian National Railway Co.
(Canada)                                 2.1%
Nokia Corp. ADR "A" (Finland)            2.0
Microsoft Corp. (U.S.)                   1.9
Nordea AB (Sweden)                       1.6
Comcast Corp. "A" (U.S.)                 1.4
Dell Computer Corp. (U.S.)               1.4
Akzo Nobel N.V. (Netherlands)            1.3
Koninklijke Philips Electronics
N.V. (Netherlands)                       1.2
Royal Bank of Scotland
Group plc (United Kingdom)               1.2
Total Fina S.A. ADR (France)             1.1

Refer to the Portfolio of Investments for a complete list of the Fund's holdings.

Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees

USAA Life Investment Trust:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of USAA Life Aggressive Growth Fund, USAA Life Diversified Assets Fund, USAA Life Growth and Income Fund, USAA Life Income Fund, and USAA Life World Growth Fund, all funds of USAA Life Investment Trust, as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights, presented in note 9 to the financial statements, for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Life Aggressive Growth Fund, USAA Life Diversified Assets Fund, USAA Life Growth and Income Fund, USAA Life Income Fund, and USAA Life World Growth Fund as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


San Antonio, Texas
February 8, 2002

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
          PORTFOLIO OF INVESTMENTS                       December 31, 2001
--------------------------------------------------------------------------------

                                                             Market
 Number                                                      Value
of Shares                          Security                  (000)
---------                          --------                 -------
          COMMON STOCKS (99.7%)

          AIR FREIGHT & COURIERS (0.7%)
  3,300   Expeditores International of Washington, Inc.      $   188
                                                             -------
          APPAREL & ACCESSORIES (0.9%)
  4,350   Columbia Sportswear Co.*                               145
  2,900   Jones Apparel Group, Inc.*                              96
                                                             -------
                                                                 241
                                                             -------
          APPAREL RETAIL (2.2%)
  5,700   Abercrombie & Fitch Co. "A"*                           151
  4,700   American Eagle Outfitters, Inc.*                       123
  6,700   Charlotte Russe Holding, Inc.*                         125
  5,300   Ross Stores, Inc.                                      170
                                                             -------
                                                                 569
                                                             -------
          APPLICATION SOFTWARE (6.4%)
  4,300   BARRA, Inc.*                                           203
 13,700   Cadence Design Systems, Inc.*                          300
  8,400   HNC Software, Inc.*                                    173
  6,800   NetIQ Corp.*                                           240
  9,400   Rational Software Corp.*                               183
  9,800   SeaChange International, Inc.*                         334
  5,100   Siebel Systems, Inc.*                                  143
  4,600   TIBCO Software, Inc.*                                   69
                                                             -------
                                                               1,645
                                                             -------
          BANKS (0.9%)
  4,800   East West Bancorp, Inc.                                124
  4,700   National Commerce Financial Corp.                      119
                                                             -------
                                                                 243
                                                             -------
          BIOTECHNOLOGY (10.4%)
  4,800   Cell Therapeutics, Inc.*                               116
  1,700   Cephalon, Inc.*                                        129
  6,200   Gilead Sciences, Inc.*                                 408
  9,400   IDEC Pharmaceuticals Corp.*                            648
  2,900   Invitrogen Corp.*                                      180
  5,700   Medarex, Inc.*                                         102
  3,000   MedImmune, Inc.*                                       139
  9,800   Millennium Pharmaceuticals, Inc.*                      240
 15,200   Novavax, Inc.*                                         214
  6,900   Protein Design Labs, Inc.*                             226
  2,300   Sepracor, Inc.*                                        131
  4,300   Techne Corp.*                                          158
                                                             -------
                                                               2,691
                                                             -------

          BROADCASTING & CABLE TV (2.3%)
  7,100   Adelphia Communications Corp. "A"*                     222
 11,800   Liberty Media Corp. "A"*                               165
  6,700   Westwood One, Inc.*                                    201
                                                             -------
                                                                 588
                                                             -------

          CASINOS & GAMING (1.1%)
  6,500   GTECH Holdings Corp.*                                  294
                                                             -------

          CATALOG RETAIL (0.4%)
  2,000   Lands' End, Inc.*                                  $   100
                                                             -------
          COMPUTER HARDWARE (0.3%)
 22,000   Palm, Inc.*                                             85
                                                             -------
          COMPUTER STORAGE & PERIPHERALS (1.7%)
  5,600   Applied Films Corp.*                                   175
  4,400   Lexmark International, Inc.*                           260
                                                             -------
                                                                 435
                                                             -------

          CONSUMER FINANCE (1.5%)
  4,600   AmeriCredit Corp.*                                     145
  9,600   Metris Companies, Inc.                                 247
                                                             -------
                                                                 392
                                                             -------

          DATA PROCESSING SERVICES (1.7%)
  2,400   BISYS Group, Inc.*                                     154
  8,400   Concord EFS, Inc.*                                     275
                                                             -------
                                                                 429
                                                             -------

          DIVERSIFIED CHEMICALS (0.4%)
  6,400   Solutia, Inc.                                           90
                                                             -------

          DIVERSIFIED COMMERCIAL SERVICES (2.9%)
  3,100   Apollo Group, Inc. "A"*                                140
  5,100   ARAMARK Corp. "B"*                                     137
  3,500   DeVry, Inc.*                                           100
  6,800   H&R Block, Inc.                                        304
  1,900   Weight Watchers International, Inc.*                    64
                                                             -------
                                                                 745
                                                             -------

          DIVERSIFIED FINANCIAL SERVICES (3.8%)
  8,800   Charles Schwab Corp.                                   136
  3,700   Eaton Vance Corp.                                      131
  2,800   Legg Mason, Inc.                                       140
  6,200   SEI Investments Co.                                    280
  8,900   Waddell & Reed Financial, Inc.                         287
                                                             -------
                                                                 974
                                                             -------

          ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
  3,600   Celestica, Inc.*                                       145
  7,100   DDI Corp.*                                              70
  6,500   Flextronics International Ltd. ADR*                    156
  4,400   Plexus Corp.*                                          117
  3,200   Tech Data Corp.*                                       139
                                                             -------
                                                                 627
                                                             -------
          EMPLOYMENT SERVICES (0.2%)
  2,300   Robert Half International, Inc.*                        61
                                                             -------
          ENVIRONMENTAL SERVICES (1.7%)
  3,300   Stericycle, Inc.*                                      201
  8,000   Waste Connections, Inc.*                               248
                                                             -------
                                                                 449
                                                             -------

          FOOTWEAR (0.6%)
  3,900   Timberland Co. "A"*                                    145
                                                             -------
          GENERAL MERCHANDISE STORES (1.8%)
  2,600   BJ's Wholesale Club, Inc.*                             115
  2,600   Costco Wholesale Corp.*                                115

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
      PORTFOLIO OF INVESTMENTS (Continued)                    December 31, 2001
--------------------------------------------------------------------------------

                                                               Market
 Number                                                        Value
of Shares                          Security                    (000)
---------                          --------                  ---------
  7,500   Dollar Tree Stores, Inc.*                            $ 232
                                                               -----
                                                                 462
                                                               -----
          HEALTH CARE DISTRIBUTORS & SERVICES (3.6%)
  3,600   Express Scripts, Inc. "A"*                             168
  3,400   Henry Schein, Inc.*                                    126
  5,700   ICON plc ADR*                                          170
    800   Laboratory Corp. of America Holdings*                   65
  1,700   Quest Diagnostics, Inc.*                               122
  8,600   Renal Care Group, Inc.*                                276
                                                               -----
                                                                 927
                                                               -----
          HEALTH CARE EQUIPMENT (2.1%)
  7,100   CYTYC Corp.*                                           185
  3,500   Hologic, Inc.*                                          33
 16,600   Med-Design Corp.*                                      327
                                                               -----
                                                                 545
                                                               -----

          HEALTH CARE SUPPLIES (0.6%)
  6,866   Sybron Dental Specialties, Inc.*                       148
                                                               -----

          HOME IMPROVEMENT RETAIL (1.3%)
  6,500   Home Depot, Inc.                                       332
                                                               -----
          INDUSTRIAL MACHINERY (0.5%)
  3,200   Donaldson Company, Inc.                                124
                                                               -----
          INFORMATION TECHNOLOGY CONSULTING & SERVICES (3.0%)
  3,300   Accenture Ltd. "A"*                                     89
  3,750   Investment Technology Group, Inc.*                     147
  8,100   KPMG Consulting, Inc.*                                 134
 13,900   SunGard Data Systems, Inc.*                            402
                                                               -----
                                                                 772
                                                               -----
          INSURANCE BROKERS (1.1%)
  3,200   Arthur J. Gallagher & Co.                              110
  7,200   Willis Group Holdings Ltd.*                            170
                                                               -----
                                                                 280
                                                               -----
          INTERNET RETAIL (1.2%)
  4,700   eBay, Inc.*                                            314
                                                               -----
          INTERNET SOFTWARE & SERVICES (1.3%)
  3,100   VeriSign, Inc.*                                        118
  3,600   webMethods, Inc.*                                       60
  8,900   Yahoo! Inc.*                                           158
                                                               -----
                                                                 336
                                                               -----

          LEISURE PRODUCTS (0.3%)
  5,500   Hasbro, Inc.                                            89
                                                               -----

          MANAGED HEALTH CARE (0.9%)
  7,600   Orthodontic Centers of America, Inc.*                  232
                                                               -----

          MOTORCYCLE MANUFACTURERS (0.9%)
  4,400   Harley Davidson, Inc.                                  239
                                                               -----

          MOVIES & ENTERTAINMENT (0.2%)
  3,100   Walt Disney Co.                                         64
                                                               -----
          NETWORKING EQUIPMENT (1.9%)
  6,600   Brocade Communications Systems, Inc.*                  218
 11,000   Cisco Systems, Inc.*                                   199
 11,500   Tellium, Inc.*                                          72
                                                               -----
                                                                 489
                                                               -----
          OFFICE SERVICES & SUPPLIES (0.7%)
  7,200   Hermann Miller, Inc.                                 $ 170
                                                               -----
          OIL & GAS EXPLORATION & PRODUCTION (0.6%)
  8,400   XTO Energy, Inc.                                       147
                                                               -----

          OIL & GAS DRILLING (2.9%)
  6,400   Ensco International, Inc.                              159
  2,200   GlobalSantaFe Corp.                                     63
  4,300   Nabors Industries, Inc.*                               148
  8,800   Noble Drilling Corp.*                                  299
  3,300   Patterson-UTI Energy, Inc.*                             77
                                                               -----
                                                                 746
                                                               -----
          OIL & GAS EQUIPMENT & SERVICES (0.7%)
  5,500   BJ Services Co.*                                       179
                                                               -----
          PACKAGED FOODS (0.8%)
  2,900   Dean Foods Co.*                                        198
                                                               -----
          PHARMACEUTICALS (0.5%)
  3,500   American Pharmaceutical Partners, Inc.*                 73
  3,800   Andrx Group*                                           267
  2,200   Barr Laboratories, Inc.*                               175
  4,000   Elan Corp. ADR*                                        180
 12,525   Ivax Corp.*                                            252
  3,866   King Pharmaceuticals, Inc.*                            163
  4,300   Taro Pharmaceutical Industries Ltd.*                   172
                                                               -----
                                                               1,282
                                                               -----
          PUBLISHING & PRINTING (0.6%)
  6,800   The Reader's Digest Association, Inc. "A"              157
                                                               -----
          RESTAURANTS (2.6%)
  7,100   Krispy Kreme Doughnuts, Inc.*                          314
  4,000   P.F. Chang's China Bistro, Inc.*                       189
  1,800   Tricon Global Restaurant's, Inc.*                       88
  2,700   Wendy's International, Inc.                             79
                                                               -----
                                                                 670
                                                               -----

          SEMICONDUCTOR EQUIPMENT (3.8%)
 10,300   August Technology Corp.*                               114
  5,700   Brooks Automation, Inc.*                               232
  4,700   Cymer, Inc.*                                           125
  7,500   Lam Research Corp.*                                    174
  4,200   Rudolph Technologies, Inc.*                            144
  6,700   Teradyne, Inc.*                                        202
                                                               -----
                                                                 991
                                                               -----

          SEMICONDUCTORS (7.6%)
  7,600   Broadcom Corp. "A"*                                    311
  6,300   Exar Corp.*                                            131
  2,800   Genesis Microchip, Inc.*                               185
  4,800   Exersii Corp."A"*                                      155
  6,700   Marvell Technology Group Ltd.*                         240
  7,600   Microchip Technology, Inc.*                            294
  2,100   Microsemi Corp.*                                        62
  3,000   Power Integrations, Inc.*                               69
 10,200   RF Micro Devices, Inc.*                                196
  1,900   Silicon Laboratories, Inc.*                             64

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
      PORTFOLIO OF INVESTMENTS (Continued)                    December 31, 2001
--------------------------------------------------------------------------------

                                                               Market
 Number                                                        Value
of Shares                          Security                    (000)
---------                          --------                  ---------
 14,200   Taiwan Semiconductor Manufacturing Co. Ltd. ADR.*  $  244
                                                             ------
                                                              1,951
                                                             ------
          SPECIALTY CHEMICALS (0.7%)
  4,500   Sigma-Aldrich Corp.                                   177
                                                             ------
          SPECIALTY STORES (2.7%)
  5,700   Bed Bath & Beyond, Inc.*                              193
  7,100   Copart, Inc.*                                         258
  1,500   Payless ShoeSource, Inc.*                              84
  3,700   Williams-Sonoma, Inc.*                                159
                                                             ------
                                                                694
                                                             ------
          SYSTEMS SOFTWARE (1.3%)
  8,600   Network Associates, Inc.*                             222
  2,800   VERITAS Software Corp.*                               126
                                                             ------
                                                                348
                                                             ------
          TELECOMMUNICATION EQUIPMENT (4.0%)
  6,100   Arris Group, Inc.*                                     60
  3,200   Nokia Corp. ADR "A"                                    78
 17,600   Nortel Networks Corp.                                 132
  5,200   Polycom, Inc.*                                        179
 11,300   Powerwave Technologies, Inc.*                         195
  6,100   QUALCOMM, Inc.*                                       308
  2,800   Scientific Atlanta, Inc.                               67
                                                             ------
                                                              1,019
                                                             ------

          WIRELESS TELECOMMUNICATION SERVICES (2.5%)
  3,600   Airgate PCS, Inc.*                                    164
 12,500   Alamosa Holdings, Inc.*                               149
  9,100   Sprint Corp. - PCS Group*                             222
  4,000   Western Wireless Corp. "A"*                           113
                                                             ------
                                                                648
                                                             ------
          Total common stocks (cost: $21,272)                25,721
                                                             ------

  Principal
   Amount
   (000)
 ----------

                 MONEY MARKET INSTRUMENT (1.3%)
 $   348         Federal Home Loan Mortgage, DN, 1.47%,
                  1/02/2002 (cost: $ 348)                        348
                                                             -------
                 Total investments (cost: $21,620)           $26,069
                                                             =======


See accompanying Notes to Portfolios of Investments, page A-34.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                            December 31, 2001
--------------------------------------------------------------------------------
                                                                      Market
 Number                                                               Value
of Shares               Security                                      (000)
---------               --------                                      ------
          COMMON STOCKS (60.0%)

          ADVERTISING (1.2%)
 17,800   Interpublic Group of Companies, Inc.                       $   526
                                                                     -------
          AEROSPACE & DEFENSE (0.5%)
  6,800   Honeywell International, Inc.                                  230
                                                                     -------
          APPAREL RETAIL (1.9%)
 30,000   Gap, Inc.                                                      418
 27,700   Intimate Brands, Inc.                                          412
                                                                     -------
                                                                         830
                                                                     -------
          AUTO PARTS & EQUIPMENT (0.3%)
  5,000   Gentex Corp. *                                                 134
                                                                     -------
          BANKS (3.2%)
  8,000   Bank of America Corp.                                          503
 16,100   FleetBoston Financial Corp.                                    588
  9,600   Popular, Inc.                                                  279
                                                                     -------
                                                                       1,370
                                                                     -------
          BROADCASTING & CABLE TV (2.0%)
  2,800   Clear Channel Communications, Inc. *                           143
 25,200   Liberty Media Corp. "A" *                                      353
 12,500   USA Networks, Inc. *                                           341
                                                                     -------
                                                                         837
                                                                     -------
          COMPUTER HARDWARE (1.0%)
 20,900   Hewlett-Packard Co.                                            429
                                                                     -------
          COMPUTER STORAGE & PERIPHERALS (1.3%)
  9,500   Lexmark International, Inc. *                                  561
                                                                     -------
          CONSUMER FINANCE (0.6%)
  6,100   Countrywide Credit Industries, Inc.                            250
                                                                     -------
          DISTILLERS & VINTNERS (1.0%)
  9,400   Diageo ADR                                                     435
                                                                     -------
          DIVERSIFIED CHEMICALS (0.7%)
 28,300   Hercules, Inc. *                                               283
                                                                     -------
          DIVERSIFIED FINANCIAL SERVICES (1.9%)
  5,631   Citigroup, Inc.                                                284
  4,200   J. P. Morgan Chase & Co.                                       153
 13,500   Stilwell Financial, Inc.                                       367
                                                                     -------
                                                                         804
                                                                     -------
          ELECTRIC UTILITIES (2.1%)
  8,900   AES Corp. *                                                    146
 34,900   Reliant Resources, Inc. *                                      576
  7,000   Xcel Energy, Inc.                                              194
                                                                     -------
                                                                         916
                                                                     -------
          ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
 13,900   American Power Conversion Corp. *                          $   201
  7,300   Emerson Electric Co.                                           417
                                                                     -------
                                                                         618
                                                                     -------
          ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  2,534   Agilent Technologies, Inc. *                                    72
                                                                     -------
          ENVIRONMENTAL SERVICES (1.5%)
 32,400   Republic Services, Inc. *                                      647
                                                                     -------
          HEALTH CARE EQUIPMENT (0.6%)
 10,600   Boston Scientific Corp. *                                      256
                                                                     -------
          HOTELS (0.4%)
 10,700   Royal Caribbean Cruises Ltd.                                   173
                                                                     -------
          HOUSEHOLD PRODUCTS (0.9%)
  9,500   Clorox Co.                                                     376
                                                                     -------
          INDUSTRIAL CONGLOMERATES (2.1%)
 11,300   Textron, Inc.                                                  468
  7,300   Tyco International Ltd.                                        430
                                                                     -------
                                                                         898
                                                                     -------
          INDUSTRIAL MACHINERY (1.3%)
 15,400   Dover Corp.                                                    571
                                                                     -------
          INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.0%)
  5,800   Computer Sciences Corp. *                                      284
 13,000   Unisys Corp. *                                                 163
                                                                     -------
                                                                         447
                                                                     -------
          INTEGRATED OIL & GAS (2.6%)
  7,495   Chevron Texaco Corp.                                           672
 17,000   Occidental Petroleum Corp.                                     451
                                                                     -------
                                                                       1,123
                                                                     -------
          INTEGRATED TELECOMMUNICATION SERVICES (3.7%)
 32,900   AT&T Corp.                                                     597
 31,200   Sprint Corp. - FON Group                                       627
  7,700   Verizon Communications, Inc.                                   365
                                                                     -------
                                                                       1,589
                                                                     -------
          LIFE & HEALTH INSURANCE (0.6%)
  9,900   UNUMProvident Corp.                                            262
                                                                     -------
          MANAGED HEALTH CARE (1.0%)
  3,500   Wellpoint Health Networks, Inc. *                              409
                                                                     -------
          MOVIES & ENTERTAINMENT (1.0%)
 10,600   Fox Entertainment Group, Inc. A *                              281
  7,000   Walt Disney Co.                                                145
                                                                     -------
                                                                         426
                                                                     -------
          OIL & GAS EXPLORATION & PRODUCTION (0.7%)
  5,052   Anadarko Petroleum Corp.                                       287
                                                                     -------

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (Continued)                December 31, 2001
--------------------------------------------------------------------------------
                                                                      Market
 Number                                                               Value
of shares               Security                                      (000)
---------               --------                                      ------
           PACKAGED FOODS (3.3%)
  7,400    H.J. Heinz Co.                                            $   304
 20,800    Kraft Foods, Inc. "A"                                         708
 17,500    Sara Lee Corp.                                                389
                                                                     -------
                                                                       1,401
                                                                     -------
           PAPER PACKAGING (0.7%)
  6,200    Bemis, Inc.                                                   305
                                                                     -------
           PHARMACEUTICALS (5.8%)
 14,500    Bristol-Myers Squibb Co.                                      739
 10,600    Elan Corp. ADR *                                              478
  4,000    Merck & Co., Inc.                                             235
 18,400    Pharmacia Corp.                                               785
  7,900    Watson Pharmaceuticals, Inc. *                                248
                                                                     -------
                                                                       2,485
                                                                     -------
           PROPERTY & CASUALTY INSURANCE (1.5%)
  3,900    MGIC Investment Corp.                                         241
  6,000    PMI Group, Inc.                                               402
                                                                     -------
                                                                         643
                                                                     -------
           RESTAURANTS (1.7%)
 16,600    McDonald's Corp.                                              440
  6,000    Tricon Global Restaurants, Inc. *                             295
                                                                     -------
                                                                         735
                                                                     -------
           SEMICONDUCTORS (1.5%)
 16,400    Intel Corp.                                                   516
  9,000    LSI Logic Corp. *                                             142
                                                                     -------
                                                                         658
                                                                     -------
           SOFT DRINKS (0.6%)
  7,500    Fomento Economico Mexicano S.A. de C.V. ADR                   259
                                                                     -------
           SPECIALTY STORES (0.9%)
 14,900    Linens `n Things, Inc. *                                      380
                                                                     -------
           STEEL (0.3%)
  2,500    Nucor Corp.                                                   132
                                                                     -------
           SYSTEMS SOFTWARE (3.0%)
 13,700    Microsoft Corp. *                                             908
  5,700    Symantec Corp. *                                              378
                                                                     -------
                                                                       1,286
                                                                     -------
           TELECOMMUNICATION EQUIPMENT (0.6%)
 22,900    Lucent Technologies, Inc.                                     144
  8,000    Tellabs, Inc. *                                               120
                                                                     -------
                                                                         264
                                                                     -------
           TOBACCO (0.9%)
  8,600    Philip Morris Companies, Inc.                                 394
                                                                     -------
           TRADING COMPANIES & DISTRIBUTORS (1.0%)
 11,200    Genuine Parts Co.                                             411
                                                                     -------
           WIRELESS TELECOMMUNICATION SERVICES (1.5%)
 26,200    Nextel Communications, Inc. "A" *                         $   287
 14,100    Sprint Corp. - PCS Group *                                    344
                                                                     -------
                                                                         631
                                                                     -------
           Total common stocks (cost: $23,105)                        25,743
                                                                     -------

Principal                                             Coupon or                              Market
 Amount                                               Discount                               Value
 (000)                  Security                        Rate            Maturity             (000)
---------               --------                      ---------         --------             ------
           CORPORATE OBLIGATIONS (33.7%)

           BANKS (5.1%)
$ 1,000    Corporacion Andina de Fomento,
               Global Bonds                             6.75%          3/15/2005              1,072
  1,000    Imperial Bancorp, Subordinate Notes          8.50           4/01/2009              1,112
                                                                                           --------
                                                                                              2,184
                                                                                           --------
           CONSUMER FINANCE (4.6%)
  1,000    Ford Motor Credit Co., Notes                 7.38          10/28/2009                986
  1,000    Household Finance Corp., Notes               6.38           8/01/2010                974
                                                                                           --------
                                                                                              1,960
                                                                                           --------
           ELECTRIC UTILITIES (5.1%)
  1,000    Dominion Resources, Inc., Senior Notes       8.13           6/15/2010              1,104
  1,000    Empire District Electric Co., Senior Notes   7.70          11/15/2004              1,069
                                                                                           --------
                                                                                              2,173
                                                                                           --------
           ENVIRONMENTAL SERVICES (2.4%)
  1,000    Waste Management, Inc., Senior Notes         7.38           8/01/2010              1,024
                                                                                           --------
           INDUSTRIAL CONGLOMERATES (2.3%)
  1,000    Tyco International Group S. A., Notes        6.75           2/15/2011              1,006
                                                                                           --------
           INDUSTRIAL MACHINERY (2.4%)
  1,000    Giddings and Lewis, Inc., Notes              7.50          10/01/2005              1,036
                                                                                           --------
           INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
  1,000    Qwest Capital Funding, Inc., Notes           7.25           2/15/2011                976
                                                                                           --------
           PACKAGED FOODS (2.4%)
  1,000    Kellogg Co., Notes                           6.60           4/01/2011              1,029
                                                                                           --------
           PAPER PACKAGING (2.4%)
  1,000    Pactiv Corp., Notes                          7.20          12/15/2005              1,032
                                                                                           --------
           REAL ESTATE INVESTMENT TRUSTS (4.7%)
  1,000    American Health Properties, Inc., Notes      7.50           1/15/2007              1,014
  1,000    Nationwide Health Properties, Inc., MTN      8.61           3/01/2002              1,010
                                                                                           --------
                                                                                              2,024
                                                                                           --------
           Total corporate obligations (cost: $ 13,857)                                      14,444
                                                                                           --------

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (Continued)                December 31, 2001
--------------------------------------------------------------------------------

Principal                                             Coupon or                              Market
  Amount                                              Discount                               Value
  (000)                 Security                        Rate            Maturity             (000)
---------               --------                      ---------         --------             ------
           U.S. TREASURY INFLATION INDEXED NOTE (2.4%)

$ 1,021    U.S. Treasury Inflation Indexed Note
           (cost: $1,034)                                3.50%         1/15/2011           $  1,018
                                                                                           --------
           COMMERCIAL MORTGAGE-BACKED SECURITY (2.4%)
  1,000    TIAA CMBS I Trust Commercial Mortgage
           (cost: $1,005)                                6.56          6/19/2026              1,036
                                                                                           --------
           MONEY MARKET INSTRUMENT (0.6%)
    241    PHH Corp., CP (cost: $241)                    3.35          1/02/2002                241
                                                                                           --------
           Total investments (cost: $39,242)                                               $ 42,482
                                                                                           ========

See accompanying Notes to Portfolios of Investments, page A-34.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                            December 31, 2001
--------------------------------------------------------------------------------
                                                                      Market
 Number                                                               Value
of Shares               Security                                      (000)
---------               --------                                      ------
          COMMON STOCKS (97.7%)

          AEROSPACE & DEFENSE (2.0%)
 16,000   Boeing Co.                                                 $   621
 28,300   Goodrich Co.                                                   753
                                                                     -------
                                                                       1,374
                                                                     -------
          ALUMINUM (2.2%)
 44,000   Alcoa, Inc.                                                  1,564
                                                                     -------
          APPAREL RETAIL (0.7%)
 13,000   TJX Companies, Inc.                                            518
                                                                     -------
          AUTO PARTS & EQUIPMENT (1.1%)
 20,000   Lear Corp.*                                                    763
                                                                     -------
          AUTOMOBILE MANUFACTURERS (0.5%)
 21,215   Ford Motor Co.                                                 334
                                                                     -------
          BANKS (7.9%)
 26,368   Bank of America Corp.                                        1,660
 30,134   FleetBoston Financial Corp.                                  1,100
 42,000   SouthTrust Corp.                                             1,036
 10,000   SunTrust Banks, Inc.                                           627
 36,000   Washington Mutual, Inc.                                      1,177
                                                                     -------
                                                                       5,600
                                                                     -------
          BREWERS (0.8%)
 12,000   Anheuser-Busch Companies, Inc.                                 543
                                                                     -------
          BROADCASTING & CABLE TV (0.9%)
 44,000   Liberty Media Corp. "A"*                                       616
                                                                     -------
          COMMODITY CHEMICALS (0.5%)
 26,700   Lyondell Chemical Co.                                          383
                                                                     -------
          COMPUTER HARDWARE (3.5%)
 14,000   Dell Computer Corp.*                                           380
 35,000   Hewlett-Packard Co.                                            719
 11,500   International Business Machines Corp. (IBM)                  1,391
                                                                     -------
                                                                       2,490
                                                                     -------
          CONSTRUCTION & FARM MACHINERY (1.7%)
 28,000   Deere & Co.                                                  1,222
                                                                     -------
          DATA PROCESSING SERVICES (0.7%)
  6,000   First Data Corp.                                               471
                                                                     -------
          DIVERSIFIED FINANCIAL SERVICES (5.4%)
 36,243   Citigroup, Inc.                                              1,829
 25,000   J. P. Morgan Chase & Co.                                       909
 19,000   Morgan Stanley Dean Witter & Co.                             1,063
                                                                     -------
                                                                       3,801
                                                                     -------
          ELECTRIC UTILITIES (0.4%)
  9,500   Reliant Energy, Inc.                                           252
                                                                     -------
          ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
 20,000   Flextronics International Ltd. ADR*                            480
 25,840   Sanmina-SCI Corp.*                                             514
                                                                     -------
                                                                         994
                                                                     -------
          FOREST PRODUCTS (1.1%)
 14,500   Weyerhaeuser Co.                                               784
                                                                     -------
          GAS UTILITIES (1.9%)
 29,700   El Paso Corp.                                              $ 1,325
                                                                     -------
          GENERAL MERCHANDISE STORES (2.6%)
 32,000   Wal-Mart Stores, Inc.                                        1,842
                                                                     -------
          HOME IMPROVEMENT RETAIL (0.5%)
  7,000   Home Depot, Inc.                                               357
                                                                     -------
          HOTELS (1.1%)
 25,000   Starwood Hotels & Resorts Worldwide, Inc.                      746
                                                                     -------
          HOUSEHOLD PRODUCTS (2.1%)
 21,000   Kimberly-Clark Corp.                                         1,256
  3,000   Procter & Gamble Co.                                           237
                                                                     -------
                                                                       1,493
                                                                     -------
          INDUSTRIAL CONGLOMERATES (4.2%)
 57,500   General Electric Co.                                         2,305
 11,500   Tyco International Ltd.                                        677
                                                                     -------
                                                                       2,982
                                                                     -------
          INDUSTRIAL MACHINERY (2.5%)
 16,600   Eaton Corp.                                                  1,235
 11,000   Parker-Hannifin Corp.                                          505
                                                                     -------
                                                                       1,740
                                                                     -------
          INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.7%)
 18,000   SunGard Data Systems, Inc.*                                    521
                                                                     -------
          INTEGRATED OIL & GAS (4.5%)
 12,830   Chevron Texaco Corp.                                         1,150
 32,000   Conoco, Inc.                                                   905
 43,000   Occidental Petroleum Corp.                                   1,141
                                                                     -------
                                                                       3,196
                                                                     -------
          INTEGRATED TELECOMMUNICATION SERVICES (4.9%)
 20,000   Qwest Communications International, Inc.                       283
 20,000   SBC Communications, Inc.                                       783
 36,800   Sprint Corp.-FON Group                                         739
 34,620   Verizon Communications, Inc.                                 1,643
                                                                     -------
                                                                       3,448
                                                                     -------
          LIFE & HEALTH INSURANCE (1.0%)
 16,000   MetLife, Inc.                                                  507
  6,500   Prudential Financial, Inc.*                                    216
                                                                     -------
                                                                         723
                                                                     -------
          MANAGED HEALTH CARE (1.9%)
  1,400   Anthem, Inc.*                                                   69
 13,500   CIGNA Corp.                                                  1,251
                                                                     -------
                                                                       1,320
                                                                     -------
          MOVIES & ENTERTAINMENT (2.1%)
 25,000   AOL Time Warner, Inc.*                                         802
 33,000   The Walt Disney Co.                                            684
                                                                     -------
                                                                       1,486
                                                                     -------
          MULTI-LINE INSURANCE (2.5%)
 22,062   American International Group, Inc.                           1,752
                                                                     -------
          NETWORKING EQUIPMENT (1.3%)
 50,700   Cisco Systems, Inc.*                                           918
                                                                     -------

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (Continued)                 December 31, 2001
--------------------------------------------------------------------------------
                                                                      Market
 Number                                                               Value
of Shares               Security                                      (000)
---------               --------                                      ------

          OFFICE SERVICES & SUPPLIES (2.3%)
 28,000   Avery Dennison Corp.                                       $ 1,583
                                                                     -------
          OIL & GAS EXPLORATION & PRODUCTION (1.0%)
 14,300   Apache Corp.                                                   713
                                                                     -------
          OIL & GAS DRILLING (0.9%)
 19,900   Helmerich & Payne, Inc.                                        664
                                                                     -------
          PACKAGED FOODS (1.1%)
 18,000   Kraft Foods, Inc. "A"                                          613
  6,000   Sara Lee Corp.                                                 133
                                                                     -------
                                                                         746
                                                                     -------
          PERSONAL PRODUCTS (0.4%)
  8,000   Gillette Co.                                                   267
                                                                     -------
          PHARMACEUTICALS (10.6%)
 22,000   Abbott Laboratories                                          1,227
 20,000   American Home Products Corp.                                 1,227
 30,300   Bristol-Myers Squibb Co.                                     1,545
 14,000   Johnson & Johnson, Inc.                                        827
 23,000   Merck & Co., Inc.                                            1,353
 28,915   Pharmacia Corp.                                              1,233
  2,900   Watson Pharmaceuticals, Inc.*                                   91
                                                                     -------
                                                                       7,503
                                                                     -------
          PROPERTY & CASUALTY INSURANCE (1.5%)
 16,000   PMI Group, Inc.                                              1,072
                                                                     -------
          RAILROADS (1.2%)
 45,000   Norfolk Southern Corp.                                         825
                                                                     -------
          REINSURANCE (1.9%)
 19,200   Everest RE Group Ltd. ADR                                    1,357
                                                                     -------
          RESTAURANTS (0.4%)
 10,000   Wendy's International, Inc.                                    292
                                                                     -------
          SEMICONDUCTOR EQUIPMENT (0.5%)
  8,000   Applied Materials, Inc.*                                       321
                                                                     -------
          SEMICONDUCTORS (3.6%)
 14,000   Analog Devices, Inc.*                                          622
 45,000   Intel Corp.                                                  1,415
  6,000   Micron Technology, Inc.*                                       186
 11,000   Texas Instruments, Inc.                                        308
                                                                     -------
                                                                       2,531
                                                                     -------
          SOFT DRINKS (0.7%)
 10,500   Coca-Cola Co.                                                  495
                                                                     -------
          SYSTEMS SOFTWARE (4.7%)
  4,000   Computer Associates International, Inc.                        138
 36,000   Microsoft Corp.*                                             2,385
 58,200   Oracle Corp.*                                                  804
                                                                     -------
                                                                       3,327
                                                                     -------
          TELECOMMUNICATION EQUIPMENT (1.1%)
 18,000   JDS Uniphase Corp.*                                        $   156
 12,000   QUALCOMM, Inc.*                                                606
                                                                     -------
                                                                         762
                                                                     -------
          WIRELESS TELECOMMUNICATION SERVICES (1.2%)
 35,000   Sprint Corp. PCS Group*                                        854
                                                                     -------

          Total common stocks (cost: $53,298)                         68,870
                                                                     -------

Principal
 Amount
 (000)
---------
          MONEY MARKET INSTRUMENT (2.8%)

$ 2,022   UBS FINANCE, INC., CP., 1.75%
              1/02/2002 (cost: $2,022)                                 2,022
                                                                     -------

          Total investment (cost: $55,320)                           $70,892
                                                                     =======

See accompanying Notes to Portfolios of Investments, page A-34.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS                            December 31, 2001
--------------------------------------------------------------------------------
                                                                    Market
 Number                                                             Value
of Shares          Security                                         (000)
---------          --------                                         ------
                            PREFERRED STOCKS (6.8%)
15,000    Carramerica Reality Corp. "B", 8.57%
                cumulative redeemable                               $  368

12,000    Equity Residential Properties Trust depositary
                shares "C", 9.125% cumulative redeemable               321

 6,000    Post Properties, Inc. "A", 8.50%
                cumulative redeemable                                  303
 6,000    Prologis Trust, Inc. "C", 8.54%
                cumulative redeemable                                  272
12,000    Shurgard Storage Centers, Inc. "B", 8.80%
                cumulative redeemable                                  307
                                                                    ------
          Total preferred stocks (cost: $1,577)                      1,571
                                                                    ------

 Principal                                                     Coupon or
  Amount                                                       Discount
  (000)                 Security                                 Rate      Maturity
----------              --------                               ---------   --------
                      CORPORATE OBLIGATIONS (50.5%)

$ 1,000     American Airlines, Enhanced Equipment Trust,
            Pass thru Certificates, Series 2001-2,
            Class A-2                                            7.86%    10/01/2011    1,016

    300     Caliber Systems, Inc., Notes                         7.80      8/01/2006      319
    500     Citigroup, Inc., Global Senior Notes                 6.50      1/18/2011      515
    500     Clorox Co., Notes                                    6.13      2/01/2011      489
    500     Delta Air Lines Inc. /DE/, Enhanced
                Equipment Trust, Pass thru
                Certificates, Series 2001-1, Class A-2           7.11      9/18/2011      484
    500     First Union Corp., Subordinated Notes                7.50      7/15/2006      538
    500     Ford Motor Credit Co., Global Landmark               7.38      2/01/2011      492
  1,000     Household Finance Co., Notes                         6.38     10/15/2011      969
    200     Intermedia Communications Inc.,
                (WorldCom) Senior Note                           8.50      1/15/2008      206
    500     Intermedia Communications, Inc.,
                (WorldCom) 8.94%/12.25%, 03/01/04,
                Senior Subordinated Notesb                       8.94      3/01/2009      448
    500     Kellogg Co., Notes                                   6.60      4/01/2011      515
    500     MGM Grand, Inc., Senior Callable Bonds               6.95      2/01/2005      503
    500     Pan Pacific Retail Properties, Inc., Notes           7.95      4/15/2011      506
    500     Phillips Petroleum Co., Notes                        8.75      5/25/2010      583
    500     PSE&G Energy Holdings, Inc.,
               Senior Notes                                      8.63      2/15/2008      509
  1,000     Qwest Capital Funding Inc., Notes                    7.00      8/03/2009      973
    500     SBC Communications, Inc., Global Notes               6.25      3/15/2011      512
    500     Sprint Capital Corp., Company Guarantor              7.63      1/03/2011      526
    125     TriNet Corporate Realty Trust, Inc.,
                Dealer Remarketed Securities                     6.75      3/01/2003      124
  1,000     Verizon Pennsylvania Inc., Notes                     5.65     11/15/2011      960
    500     Washington Mutual, Inc.,
                Subordinated Notes                               8.25      4/01/2010      554
                                                                                       ------
            Total corporate obligations (cost: $11,542)                                11,741
                                                                                       ------

 Principal                                                           Market
  Amount                                                             Value
  (000)                 Security                                     (000)
----------              --------                                    -------
            U.S. GOVERNMENT & AGENCY ISSUES (43.5%)

            FEDERAL NATIONAL MORTGAGE ASSN. (17.5%)
$  500      3.125%, 11/15/2003, Debentures                          $   500
 1,908      6.50%, 4/01/2031 - 1/01/2032, Mortgage-backedc            1,911
 1,140      6.625%, 10/15/2007, Debentures                            1,230
   422      7.00%, 10/01/2026, Mortgage-backed                          432
                                                                    -------
                                                                      4,073
                                                                    -------
            GOVERNMENT NATIONAL MORTGAGE ASSN. (13.2%)
 2,300      6.00%, 4/15/2028                                          2,272
   767      7.00%, 6/15/2029                                            784
                                                                    -------
                                                                      3,056
                                                                    -------
            U.S. TREASURY BOND (5.3%)
 1,325      5.25%, 11/15/2028                                         1,242
                                                                    -------
            U.S. TREASURY INFLATION INDEXED NOTES (7.5%)
   875      3.375%, 1/15/2007                                           878
   398      3.50%, 1/15/2011                                            397
   461      3.875%, 1/15/2009                                           471
                                                                    -------
                                                                      1,746
                                                                    -------
            Total U.S. government & agency issues (cost: $9,988)     10,117
                                                                    -------
            MONEY MARKET INSTRUMENT (2.3%)
  530       UBS Finance, Inc., CP, 1.75%, 1/02/2002 (cost: $530)        530
                                                                    -------
            Total investments (cost: $23,637)                       $23,959
                                                                    =======

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (Continued)                      December 31, 2001
--------------------------------------------------------------------------------
                      PORTFOLIO SUMMARY BY CONCENTRATION

      U.S. Government                                             43.5%
      Integrated Telecommunication                                15.6
      Real Estate Investment Trusts                                9.5
      Banks                                                        7.0
      Airlines                                                     6.5
      Consumer Finance                                             6.3
      Integrated Oil & Gas                                         2.5
      Casinos & Gaming                                             2.2
      Diversified Financial Services                               2.2
      Electric Utilities                                           2.2
      Packaged Foods                                               2.2
      Household Products                                           2.1
      Trucking                                                     1.3
                                                                 -----
      Total                                                      103.1%
                                                                 =====

See accompanying Notes to Portfolios of Investments, page A-34.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS                                 December 31, 2001
--------------------------------------------------------------------------------

                                                                  Market
  Number                                                           Value
of Shares        Security                                          (000)
---------        --------                                         ------

           FOREIGN STOCKS (60.1%)

           AUSTRIA (0.6%)
   1,900   Boehler Uddeholm AG                                    $   76
     850   VA Technologie AG                                          19
   2,300   Vienna Airport (Flughafen Wien) AG                         61
                                                                  ------
                                                                     156
                                                                  ------
           BRAZIL (0.6%)
     300   Aracruz Celulose S.A. ADR (Preferred)                       6
 322,000   Banco Itau S.A. (Preferred)                                25
     300   Brasil Telecom Participacoes S.A. ADR (Preferred)          13
     600   Companhia Brasileira de Distribuicao
           Grupo Pao de Acucar ADR (Preferred)                        13
     500   Companhia de Bebidas das Americas ADR (Preferred)          10
     800   Companhia Paranaense de Energia-Copel ADR (Preferred)       6
     900   Companhia Vale do Rio Doce (Preferred) "A"                 21
  13,000   Eletropaulo Metropolitana S.A. (Preferred)                  0
   1,190   Petroleo Brasileiro S.A. (Preferred)                       26
   1,200   Tele Norte Leste Participacoes S.A. ADR (Preferred)        19
                                                                  ------
                                                                     139
                                                                  ------
           CANADA (5.8%)
   2,600   Bank of Montreal                                           59
   5,800   Canadian Imperial Bank of Commerce                        200
  11,000   Canadian National Railway Co.                             531
   4,500   Manulife Financial Corp.                                  117
   6,400   Nexen, Inc.                                               125
     400   Nortel Networks Corp.                                       3
   3,800   Sun Life Financial Services                                81
   8,000   Suncor Energy, Inc.                                       263
   3,400   Toronto-Dominion Bank                                      88
                                                                  ------
                                                                   1,467
                                                                  ------
           CHILE (0.0%)/a/
     300   Compania de Telecomunicaciones de Chile S.A. ADR *          4
                                                                  ------
           CHINA (0.2%)
  48,000   Beijing Datang Power                                       15
   9,000   China Mobile Ltd. *                                        32
                                                                  ------
                                                                      47
                                                                  ------
           CZECH REPUBLIC (0.0%)/a/
     900   Ceska Sporitelna S.A. *                                     8
                                                                  ------
           DENMARK (0.7%)
   4,700   TDC A/S "B"                                               167
                                                                  ------
           FINLAND (3.1%)
   7,261   Metso OYJ                                                  76
  20,600   Nokia Corp. ADR "A"                                       505
   6,000   Perlos Corp.                                               62
  16,000   Sampo OYJ "A"                                             126
                                                                  ------
                                                                     769
                                                                  ------
           FRANCE (4.7%)
  2,000    Accor S.A.                                                 73
  3,175    Aventis S.A.                                              225
  4,478    CNP Assurances                                            142

  1,127    Eramet Group                                               35
  8,000    Gemplus International S.A. *                               20
  2,900    Renault S.A.                                              102
  1,400    Rhodia S.A.                                                11
  1,144    Technip-Coflexip S.A.                                     153
  4,099    Technip-Coflexip S.A. ADR *                               138
  4,107    Total Fina S.A. ADR                                       289
                                                                  ------
                                                                   1,188
                                                                  ------
           GERMANY (3.3%)
  2,400    Bayerische Hypo Vereinsbank AG                             73
  2,900    Continental AG                                             38
  5,000    E. On AG                                                  259
  3,600    Infineon Technologies AG                                   74
    600    Infineon Technologies AG ADR                               12
  4,200    Merck KGaA                                                155
  1,390    SAP AG                                                    181
  1,000    SAP AG ADR                                                 32
                                                                  ------
                                                                     824
                                                                  ------
           HONG KONG (0.4%)
 14,800    Amoy Properties Ltd.                                       15
  3,000    Cathay Pacific Airways Ltd.                                 4
  9,000    CITIC Pacific Ltd.                                         20
 15,000    Esprit Holdings Ltd.                                       17
  1,700    Hutchison Whampoa Ltd.                                     17
  2,000    Sun Hung Kai Properties Ltd.                               16
  2,000    Television Broadcasts Ltd.                                  9
                                                                  ------
                                                                      98
                                                                  ------
           HUNGARY (0.0%)/a/
    300    MOL Magyar Olaj - es Gazipari Rt.                           6
                                                                  ------
           INDIA (0.5%)
  5,200    Associated Cement Co. Ltd.                                 16
  4,000    Bharat Heavy Electricals Ltd.                              12
  2,500    Bharat Petroleum Corp. Ltd.                                10
    500    Dr. Reddy's Laboratories Ltd.                              10
    600    HDFC Bank Ltd. ADR *                                        9
    800    Hero Honda Motors Ltd.                                      4
    100    Infosys Technologies Ltd.                                   8
  1,600    Nestle India Ltd.                                          17
  3,774    Reliance Industries Ltd.                                   24
  2,500    Satyam Computer Services Ltd.                              12
                                                                  ------
                                                                     122
                                                                  ------
           ISRAEL (0.2%)
    600    Check Point Software Technologies Ltd. ADR *               24
    130    Taro Pharmaceutical Industries Ltd. *                       5
    450    Teva Pharmaceutical Industries Ltd. ADR                    28
                                                                  ------
                                                                      57
                                                                  ------
           ITALY (2.9%)
  1,200    ENI S.p.A.                                                 15
  4,400    ENI S.p.A. ADR                                            273
 18,250    Italgas S.p.A.                                            171
  5,300    Snam Rete Gas S.p.A. *                                     14

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   December 31, 2001
--------------------------------------------------------------------------------

                                                                   Market
Number                                                              Value
of Shares               Security                                    (000)
---------               --------                                   ------

  5,500    Telecom Italia S.p.A.                                   $   47
 40,300    Telecom Italia S.p.A. Savings                              215
                                                                   ------
                                                                      735
                                                                   ------
           JAPAN (6.3%)
  4,000    Daibiru Corp.                                               21
  5,000    Fujitsu Ltd.                                                36
  3,000    Ito-Yokado Co. Ltd.                                        136
  1,700    Meitec Corp.                                                41
  9,000    Mitsui Fudosan Co. Ltd.                                     69
  2,200    Murata Manufacturing Co. Ltd.                              132
 11,000    Nikko Cordial Corp.                                         49
     32    Nippon Telegraph & Telephone Corp. (NTT)                   104
      6    NTT Mobile Communication Network, Inc.                      70
  3,300    Paris Miki, Inc.                                            87
  1,900    Sanix, Inc.                                                 71
  3,000    Shin-Etsu Chemical Co. Ltd.                                108
  2,400    Sony Corp.                                                 110
 17,000    Sumitomo Corp.                                              78
  5,000    Sumitomo Electric Industries Ltd.                           35
  6,000    Takeda Chemical Industries Ltd.                            272
  7,000    Toshiba Corp.                                               24
     34    West Japan Railway Co.                                     152
                                                                   ------
                                                                    1,595
                                                                   ------
           KOREA (1.1%)
  2,060    Daeduck Electronics Co. Ltd.                                20
  1,300    Daishin Securities Co.                                      18
    400    Hyundai Department Store Co., Ltd.                           9
    800    Hyundai Mobis                                               12
    700    Hyundai Motor Co. Ltd.                                      14
  1,137    Kookmin Bank                                                43
  2,000    KorAm Bank *                                                18
  1,099    Korea Telecom Corp. ADR                                     22
    200    Kumgang Korea Chemical Co. Ltd.                             17
    600    Samsung Electro Mechanics Co. Ltd.                          20
    182    Samsung Electronics Co. Ltd.                                39
  5,200    Samsung Heavy Industries Co. Ltd. *                         15
    500    Samsung Securities Co. Ltd. *                               18
                                                                   ------
                                                                      265
                                                                   ------
           MALAYSIA (0.2%)
  3,500    Genting Bhd                                                 10
 10,000    IJM Corp. Bhd                                               11
 17,000    Public Bank Bhd (Local)                                     11
  4,000    Tanjong plc                                                  9
                                                                   ------
                                                                       41
                                                                   ------
           MEXICO (0.6%)
  1,500    America Movil S.A. de C.V. ADR "L"                          29
    800    Cemex S.A. de C.V. ADR                                      20
    800    Fomento Economico Mexicano S.A. de  C.V. ADR                27
  9,000    Grupo Financiero Banorte S.A. de C.V. *                     19
 25,000    Grupo Financiero BBVA Bancomer S.A.  de C.V.                23
  3,500    Grupo Modelo S.A. de C.V. "C"                                8
    140    Grupo Televisa S.A. de C.V. ADR *                            6
    800    Telefonos de Mexico S.A. de C.V. ADR "L"                    28
                                                                   ------
                                                                      160
                                                                   ------
           NETHERLANDS (5.8%)
  7,300    Akzo Nobel N.V.                                            326
  5,300    Fortis NL N.V.                                             138
  2,300    Gucci Group N.V.                                           195
 10,200    ING Groep N.V.                                             260
    500    Koninklijke Ahold N.V.                                      15
  6,144    Koninklijke KPN N.V. *                                      31
 10,622    Koninklijke Philips Electronics N.V.                       309
  1,600    Oce-van der Grinten N.V.                                    16
  8,600    Versatel Telecom International N.V.                          8
  3,000    VNU N.V.                                                    92
  5,200    Vopak Kon N.V.                                              84
                                                                   ------
                                                                    1,474
                                                                   ------
           NORWAY (0.9%)
 10,000    DNB Holdings ASA                                            45
 10,606    Statoil ASA *                                               72
 18,600    Storebrand ASA                                             108
                                                                   ------
                                                                      225
                                                                   ------
           POLAND (0.0%)a
  1,200    Telekomunikacja Polska S.A. *                                4
                                                                   ------
           PORTUGAL (1.8%)
 37,777    Banco Comercial Portugues S.A. *                           153
 26,000    Brisa-Auto Estrada De Portugal S.A.                        110
 15,402    Portugal Telecom S.A. ADR*                                 117
  7,581    Telecel-Communicacoes Pessoais S.A. *                       61
                                                                   ------
                                                                      441
                                                                   ------
           RUSSIA (0.2%)
    200    LUKoil Holdings ADR                                         10
130,000    Mosenergo                                                    5
  1,200    Surgutneftegaz Jsc ADR                                      19
 45,300    Unified Energy Systems*                                      7
    400    Vimpe Communications Co. ADR*                               10
    900    YUKOS Oil Co.                                                5
                                                                   ------
                                                                       56
                                                                   ------
           SINGAPORE (0.3%)
  7,000    City Developments Ltd.                                      23
  3,400    DBS Group Holdings Ltd.                                     26
 13,000    Keppel Land Corp. Ltd.                                      12
  3,200    Singapore Airlines Ltd.                                     19
                                                                   ------
                                                                       80
                                                                   ------
           SOUTH AFRICA (0.4%)
    300    Anglo American Platinum Corp.                               11
  2,100    Anglo Americal plc                                          32
  1,500    Gold Fields Ltd. ADR                                         7
    400    Impala Platinum Holdings Ltd.                               19
    800    Sappi Ltd.                                                   8
  1,700    SASOL Ltd.                                                  15
    700    South African Breweries plc                                  5
                                                                   ------
                                                                       97
                                                                   ------

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   December 31, 2001
--------------------------------------------------------------------------------

                                                                   Market
Number                                                             Value
of Shares               Security                                   (000)
---------               --------                                   ------

           SPAIN(2.4%)
  9,365    Altadis S.A.                                           $   159
 14,793    Banco Bibao Vizcaya Argentaria S.A.                        183
  8,450    Repsol S.A.                                                123
  3,534    Telefonica de Espana S.A. ADR*                             142
                                                                  -------
                                                                      607
                                                                  -------
           SWEDEN (3.4%)
 10,800    Autoliv, Inc. GDR                                          217
 75,335    Nordea AB                                                  400
  7,080    Skandinaviska Enskilda Banken "A"                           65
 33,615    Swedish Match AB                                           178
                                                                  -------
                                                                      860
                                                                  -------
           SWITZERLAND (1.8%)
  4,720    Novartis AG                                                170
    233    Sulzer AG                                                   36
  4,741    Syngenta AG*                                               246
                                                                  -------
                                                                      452
                                                                  -------
           TAIWAN (0.9%)
  1,900    Asustek Computer, Inc.                                       8
 37,400    Bank Sinopac*                                               16
 14,000    Chinatrust Commercial Bank                                   8
 14,000    Compal Electronics, Inc.                                    18
  8,000    Delta Electronics, Inc.                                     14
  2,200    Hon Hai Precision Industry Co. Ltd.                         10
  1,000    MediaTek, Inc.                                              17
  8,750    Quanta Computer, Inc.                                       29
 19,000    Taishin International Bank*                                  7
 14,720    Taiwan Semiconductor Manufacturing Co.*                     37
 23,000    United Microlectronics*                                     34
 31,000    Winbond Electronics Corp.                                   22
 19,000    Yuanta Core Pacific Securities Co.*                         13
                                                                  -------
                                                                      233
                                                                  -------
           TURKEY (0.0%)/a/
244,000    Arcelik A.S.                                                 3
581,139    Trakya Cam Sanayii A.S.                                      2
    100    Turkcell lletisim Hizmetleri A.S. ADR*                       2
895,000    Vestel Elektronik Sanayi A.S.*                               2
                                                                  -------
                                                                        9
                                                                  -------
           UNITED KINGDOM (11.0%)
  3,700    AstraZeneca Group plc                                      167
 33,400    BHP  Billiton plc                                          169
  2,700    BOC Group plc                                               42
 12,100    Cable & Wireless plc                                        58
 12,700    Cadbury Schweppes plc                                      189
 11,028    Celltech Group plc                                         140
 15,800    CGNU plc                                                   194
 80,700    Cookson Group plc                                          112
 42,100    Corporate Services Group plc*                               22
  3,100    GlaxoSmithkline plc ADR                                    154
 16,800    HBOS plc                                                   194
 30,000    Old Mutual plc                                              38
  8,700    Powergen plc                                                96
 19,500    Reckit Benckiser plc                                       283
 14,540    Reuters Group plc                                          144
 12,340    Royal Bank Scotland Group plc                              300
 13,200    Safeway plc                                                 61
 38,800    Tomkins plc                                                120
  1,000    Vodalone Group plc ADR                                      26
 22,864    WPP Group plc                                              253
                                                                  -------
                                                                    2,762
                                                                  -------
           Total foreign stock (cost: $13,296)                     15,148
                                                                  -------

           DOMESTIC STOCKS (36.2%)

           ADVERTISING (0.4%)
  1,200    Omnicom Group, Inc.                                        107
                                                                  -------
           AEROSPACE & DEFENSE (0.3%)
    900    General Dynamics Corp.                                      72
                                                                  -------
           APPLICATION SOFTWARE (0.2%)
  2,600    BEA Systems, Inc. *                                         40
                                                                  -------
           BANKS (0.9%)
  3,700    Northern Trust Corp.                                       223
                                                                  -------
           BIOTECHNOLOGY (0.6%)
  1,000    Genetech, Inc.*                                             54
    500    Human Genome Sciences, Inc.*                                17
  1,000    IDEC Pharmaceuticals, Inc.*                                 69
    900    Millennium Pharmaceuticals, Inc.*                           22
                                                                  -------
                                                                      162
                                                                  -------
           BREWERS (0.4%)
  2,100    Anheuser-Busch Companies, Inc.                              95
                                                                  -------

           BROADCASTING & CABLE TV (2.5%)
  5,300    Clear Channel Communications, Inc.*                        270
  9,900    Comcast Corp. "A"*                                         356
                                                                  -------
                                                                      626
                                                                  -------
           COMPUTER & ELECTRONIC RETAIL (0.7%)
  2,500    Best Buy Co., Inc.*                                        186
                                                                  -------

           COMPUTER HARDWARE (2.3%)
 13,100    Dell Computer Corp.*                                       356
  1,600    IBM Corp.                                                  193
  8,400    Palm Inc.*                                                  33
                                                                  -------
                                                                      582
                                                                  -------
           CONSTRUCTION MATERIALS (0.5%)
  2,800    Vulcan Materials Co.                                       134
                                                                  -------

           DATA PROCESSING SERVICES (1.3%)
  1,800    Automatic Data Processing, Inc.                            106
  2,900    First Data Corp.                                           228
                                                                  -------
                                                                      334
                                                                  -------
           DIVERSIFIED FINANCIAL SERVICES (1.6%)
  7,500    Charles Schwab Corp.                                       116
  2,200    Moody's Corp.                                               88
  3,500    Morgan Stanley Dean Witter & Co.                           196
                                                                  -------
                                                                      400
                                                                  -------

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (Continued)                       December 31, 2001
--------------------------------------------------------------------------------

                                                                   Market
Number                                                             Value
of Shares               Security                                   (000)
---------               --------                                   ------

           DRUG RETAIL (0.3%)
    2,000  Walgreen Co.                                           $    67
                                                                  -------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    6,858  Solectron Corp. *                                           77
                                                                  -------
           FOOD RETAIL (0.4%)
    2,200  Safeway, Inc. *                                             92
                                                                  -------
           GENERAL MERCHANDISE STORES (1.1%)
    4,900  Wal-Mart Stores, Inc.                                      282
                                                                  -------
           HEALTH CARE EQUIPMENT (0.6%)
    1,300  Baxter International, Inc.                                  70
    1,400  Medtronic, Inc.                                             71
                                                                  -------
                                                                      141
                                                                  -------
           HOTELS (0.8%)
    6,700  Starwood Hotels & Resorts Worldwide, Inc.                  200
                                                                  -------
           HOUSEHOLD PRODUCTS (0.5%)
    2,200  Colgate-Palmolive Co.                                      127
                                                                  -------
           INDUSTRIAL CONGLOMERATES (0.9%)
    5,600  General Electric Co.                                       225
                                                                  -------
           INDUSTRIAL MACHINERY (0.8%)
    1,400  SPX Corp. *                                                192
                                                                  -------
           INSURANCE BROKERS (0.8%)
    2,000  Marsh & McLennan Companies, Inc.                           215
                                                                  -------
           INTEGRATED OIL & GAS (0.4%)
    2,400  Exxon Mobil Corp.                                           94
                                                                  -------
           INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    9,300  WorldCom, Inc.-WorldCom Group *                            131
                                                                  -------
           MOVIES & ENTERTAINMENT (0.7%)
    5,500  AOL Time Warner, Inc. *                                    177
                                                                  -------
           MULTI-LINE INSURANCE (0.7%)
    2,400  American International Group, Inc.                         191
                                                                  -------
           NETWORKING EQUIPMENT (0.3%)
    4,600  Cisco Systems, Inc. *                                       83
                                                                  -------
           OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      900  Anadarko Petroleum Corp.                                    51
                                                                  -------
           OIL & GAS EQUIPMENT & SERVICES (0.2%)
    1,600  Baker Hughes, Inc.                                          58
                                                                  -------
           PACKAGED FOODS (0.3%)
    1,600  Wrigley, Wm. Jr. Co.                                        82
                                                                  -------
           PAPER PACKAGING (0.8%)
    4,800  Sealed Air Corp. *                                         196
                                                                  -------
           PERSONAL PRODUCTS (0.4%)
    3,300  Gillette Co.                                               110
                                                                  -------
           PHARMACEUTICALS (5.3%)
    1,900  Allergan, Inc.                                             143
    4,200  American Home Products Corp.                               258
    4,500  Bristol-Myers Squibb Co.                                   229
    1,700  Eli Lilly & Co.                                            134
    3,000  Johnson & Johnson, Inc.                                    177
    2,300  Merck & Co., Inc.                                          135
    6,500  Pfizer, Inc.                                               259
                                                                  -------
                                                                    1,335
                                                                  -------
           PROPERTY & CASUALTY INSURANCE (1.2%)
        3  Berkshire Hathaway, Inc. "A" *                             227
       30  Berkshire Hathaway, Inc. "B" *                              76
                                                                  -------
                                                                      303
                                                                  -------
           SEMICONDUCTOR EQUIPMENT (0.5%)
    3,000  Applied Materials, Inc. *                                  120
                                                                  -------
           SEMICONDUCTORS (2.0%)
    8,000  Intel Corp.                                                252
    1,300  Intersil Corp. "A" *                                        42
    3,100  Linear Technology Corp.                                    121
    3,000  Texas Instruments, Inc.                                     84
                                                                  -------
                                                                      499
                                                                  -------
           SOFT DRINKS (0.4%)
    2,000  Coca-Cola Co.                                               94
                                                                  -------
           SPECIALTY STORES (0.6%)
    4,700  Tiffany & Co.                                              148
                                                                  -------
           SYSTEMS SOFTWARE (2.1%)
    7,200  Microsoft Corp. *                                          477
    1,300  VERITAS Software Corp. *                                    58
                                                                  -------
                                                                      535
                                                                  -------
           TELECOMMUNICATION EQUIPMENT (1.2%)
    1,600  CIENA Corp. *                                               23
    5,900  JDS Uniphase Corp. *                                        51
    4,600  QUALCOMM, Inc. *                                           232
                                                                  -------
                                                                      306
                                                                  -------
           WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,000  Sprint Corp. - PCS Group *                                  49
                                                                  -------
           Total domestic stocks (cost: $8,181)                     9,141
                                                                  -------
Principal
 Amount
 (000)
---------

           MONEY MARKET INSTRUMENT (3.0%)
$     761  Federal Home Loan Mortgage, DN, 1.47%,
            1/02/2002 (cost: $761)                                    761
                                                                  -------
           Total investments (cost: $22,238)                      $25,050
                                                                  =======

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 2001
--------------------------------------------------------------------------------
                      PORTFOLIO SUMMARY BY CONCENTRATION

           Pharmaceuticals                                         10.5%
           Banks                                                    8.3
           Diversified Financial Services                           4.8
           Integrated Oil & Gas                                     4.8
           Integrated Telecommunication Services                    4.4
           Telecommunication Equipment                              3.6
           U.S. Government                                          3.0
           Railroads                                                2.7
           Semiconductors                                           2.7
           Specialty Chemicals                                      2.7
           Broadcasting & Cable TV                                  2.5
           Computer Hardware                                        2.5
           Systems Software                                         2.1
           Consumer Electronics                                     1.7
           General Merchandise Stores                               1.7
           Multi-Line Insurance                                     1.7
           Household Products                                       1.6
           Industrial Conglomerates                                 1.5
           Advertising                                              1.4
           Life & Health Insurance                                  1.4
           Oil & Gas Equipment & Services                           1.4
           Data Processing Services                                 1.3
           Industrial Machinery                                     1.3
           Tobacco                                                  1.3
           Electrical Components & Equipment                        1.2
           Property & Casualty Insurance                            1.2
           Soft Drinks                                              1.2
           Application Software                                     1.1
           Auto Parts & Equipment                                   1.1
           Hotels                                                   1.1
           Wireless Telecommunication Services                      1.1
           Multi-Utilities                                          1.0
           Other                                                   19.4
                                                                   ----
           Total                                                   99.3%
                                                                   ====

See accompanying Notes to Portfolios of Investments, page A-34.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                     December 31, 2001
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The percentages shown represent the percentage of the investments to net assets. At December 31, 2001, investments in foreign securities were 7.6% and 5.9% of the net assets of the USAA Life Aggressive Growth Fund and the USAA Life Diversified Assets Fund, respectively.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

TREASURY INFLATION INDEXED NOTES - Securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

SPECIFIC NOTES

(a) Represents less than 0.1% of net assets.

(b) Stepped coupon note initially issued in zero-coupon form that converts to coupon form at the specified rate and date. As of the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion date.

(c) At December 31, 2001, the cost of securities purchased on a when-issued basis for the USAA Life Income Fund was $1,000,000.

* Non-income producing security.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CP       Commercial Paper
------------------------------------
DN       Discount Note
------------------------------------
MTN Medium-Term Note
------------------------------------

See accompanying Notes to Financial Statements, page A-39.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                     STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In Thousands, Except Per Share Data)                          December 31, 2001
--------------------------------------------------------------------------------

                                                       USAA LIFE       USAA LIFE       USAA LIFE     USAA LIFE      USAA LIFE
                                                      AGGRESSIVE      DIVERSIFIED     GROWTH AND       INCOME      WORLD GROWTH
                                                      GROWTH FUND     ASSETS FUND     INCOME FUND       FUND           FUND
                                                      -----------     -----------     -----------    ---------     ------------
ASSETS
  Investments in securities, at market value
    (identified cost of $21,620, $39,242, $55,320
    $23,637, and $22,238, respectively)                $  26,069       $  42,482       $  70,892     $  23,959       $  25,050
  Cash denominated in foreign currencies
    (identified cost of $45)                                   -               -               -             -              44
  Receivables:
    Capital shares sold                                        1              92               -             -               -
    Dividends and interest                                     5             334              89           333              33
    Securities sold                                          435               -               -             -             124
    USAA Life                                                  -               -               -             -               5
                                                       ---------       ---------       ---------     ---------       ---------
      Total assets                                        26,510          42,908          70,981        24,292          25,256
                                                       ---------       ---------       ---------     ---------       ---------
LIABILITIES
  Securities purchased
    (when-issued securities of $0, $0, $0, $1,000,
    and $0, respectively)                                    659               -             407         1,000               4
  Capital shares redeemed                                     11               -              18            36              12
  Accrued advisory fees                                        -               8               2             -               -
  Accrued administrative fees                                  1               4               2             -               -
  Bank overdraft                                               8               8              14             5               6
  Accounts payable and accrued expenses                       27              25              26            15               -
                                                       ---------       ---------       ---------     ---------       ---------
      Total liabilities                                      706              45             469         1,056              22
                                                       ---------       ---------       ---------     ---------       ---------
        Net assets applicable to capital
          shares outstanding                           $  25,804       $  42,863       $  70,512     $  23,236       $  25,234
                                                       =========       =========       =========     =========       =========
REPRESENTED BY:
  Paid-in capital                                      $  21,848       $  36,011       $  52,275     $  22,931       $  23,728
  Accumulated undistributed net
    investment income                                          -           1,248             960         1,247              10
  Accumulated net realized gain (loss)
    on investments                                          (493)          2,364           1,705        (1,264)         (1,314)
  Net unrealized appreciation of investments               4,449           3,240          15,572           322           2,812
  Net unrealized depreciation
    on foreign currency translations                           -               -               -             -              (2)
                                                       ---------       ---------       ---------     ---------       ---------
      Net assets applicable to capital shares
        outstanding                                    $  25,804       $  42,863       $  70,512     $  23,236       $  25,234
                                                       =========       =========       =========     =========       =========
  Capital shares outstanding, unlimited
    number of shares authorized, no par value              1,631           3,308           4,126         2,191           2,298
                                                       =========       =========       =========     =========       =========
  Net asset value, redemption price,
      and offering price per share                     $   15.82       $   12.96       $   17.09     $   10.61       $   10.98
                                                       =========       =========       =========     =========       =========

See accompanying Notes to Financial Statements, page A-39.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
(In Thousands)                                      Year ended December 31, 2001
--------------------------------------------------------------------------------

                                                      USAA LIFE        USAA LIFE       USAA LIFE        USAA LIFE       USAA LIFE
                                                     AGGRESSIVE       DIVERSIFIED      GROWTH AND         INCOME       WORLD GROWTH
                                                     GROWTH FUND      ASSETS FUND      INCOME FUND         FUND            FUND
                                                     -----------      -----------      -----------      ---------      ------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Dividends (net of foreign taxes withheld of
      $0, $1, $0, $0, and $53, respectively)          $      48        $     344        $   1,100       $     131       $     433
    Interest                                                 70            1,040              117           1,156              21
                                                      ---------        ---------        ---------       ---------       ---------
      Total income                                          118            1,384            1,217           1,287             454
                                                      ---------        ---------        ---------       ---------       ---------
  Expenses:
    Advisory fees                                           160               77              146              39              55
    Administrative fees                                      60               59               50              50              98
    Custodian's fees                                         59               40               48              29              96
    Shareholder reporting fees                                7                6               13               3               4
    Trustees' fees                                            4                4                4               4               4
    Professional fees                                        38               37               40              37              47
    Other                                                     3                4                3               3               3
                                                      ---------        ---------        ---------       ---------       ---------
      Total expenses                                        331              227              304             165             307
    Expenses reimbursed                                    (106)             (93)             (47)            (97)           (127)
                                                      ---------        ---------        ---------       ---------       ---------
      Net expenses                                          225              134              257              68             180
                                                      ---------        ---------        ---------       ---------       ---------
        Net investment income (loss)                       (107)           1,250              960           1,219             274
                                                      ---------        ---------        ---------       ---------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments                                           1,299            2,370            1,756            (180)           (852)
    Foreign currency transactions                             -                -                -               -             (21)
  Change in net unrealized appreciation/
    depreciation of:
      Investments                                       (13,093)           1,056           (7,415)             47          (4,968)
      Foreign currency translations                           -                -                -               -             (14)
                                                      ---------        ---------        ---------       ---------       ---------
        Net realized and unrealized gain (loss)         (11,794)           3,426           (5,659)           (133)         (5,855)
                                                      ---------        ---------        ---------       ---------       ---------
Increase (decrease) in net assets resulting
  from operation                                      $ (11,901)       $   4,676        $  (4,699)      $   1,086       $  (5,581)
                                                      =========        =========        =========       =========       =========

See accompanying Notes to Financial Statements, page A-39.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In Thousands)                                          Years ended December 31,
--------------------------------------------------------------------------------

                                                                  USAA LIFE                       USAA LIFE
                                                           AGGRESSIVE GROWTH FUND         DIVERSIFIED ASSETS FUND
                                                         --------------------------     ---------------------------
                                                            2001            2000           2001             2000
                                                         ----------      ----------     ----------       ----------
From operations:
  Net investment income (loss)                           $     (107)     $     (148)    $    1,250       $    1,285
  Net realized gain (loss) on:
    Investments                                               1,299            (407)         2,370            3,392
    Foreign currency transactions                                 -               -              -                -
  Change in net unrealized appreciation/depreciation
    of investments                                          (13,093)        (13,818)         1,056           (3,375)
                                                         ----------      ----------     ----------       ----------
    Increase (decrease) in net assets resulting
      from operations                                       (11,901)        (14,373)         4,676            1,302
                                                         ----------      ----------     ----------       ----------
Distributions to shareholders from:
  Net investment income                                           -               -         (1,287)             (25)
                                                         ----------      ----------     ----------       ----------
  Net realized gains                                            (12)         (1,605)        (3,139)               -
                                                         ----------      ----------     ----------       ----------
From capital share transactions:
  Proceeds from shares sold                                   4,556          31,431          6,613            1,835
  Dividend reinvestments                                         12           1,605          4,426               25
  Cost of shares redeemed                                   (36,093)         (6,567)       (2,036)           (9,500)
                                                         ----------      ----------     ----------       ----------
    Increase (decrease) in net assets from
      capital share transactions                            (31,525)         26,469          9,003           (7,640)
                                                         ----------      ----------     ----------       ----------
Net increase (decrease) in net assets                       (43,438)         10,491          9,253           (6,363)
Net assets:
  Beginning of period                                        69,242          58,751         33,610           39,973
                                                         ----------      ----------     ----------       ----------
  End of period                                          $   25,804      $   69,242     $   42,863       $   33,610
                                                         ==========      ==========     ==========       ==========
Accumulated undistributed net investment income:
  End of period                                          $        -      $        -     $    1,248       $    1,287
                                                         ==========      ==========     ==========       ==========
Change in shares outstanding:
  Shares sold                                                   276           1,170            515              146
  Shares issued for dividends reinvested                          1              77            346                2
  Shares redeemed                                            (1,996)           (244)          (158)            (763)
                                                         ----------      ----------     ----------       ----------
  Increase (decrease) in shares outstanding                  (1,719)          1,003            703             (615)
                                                         ==========      ==========     ==========       ==========

See accompanying Notes to Financial Statements on page A-39.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In Thousands)                                          Years ended December 31,
--------------------------------------------------------------------------------

                                                      USAA LIFE                USAA LIFE              USAA LIFE
                                                GROWTH AND INCOME FUND        INCOME FUND         WORLD GROWTH FUND
                                                ----------------------    -------------------    -------------------
                                                  2001          2000        2001        2000       2001        2000
                                                -------       --------    -------     -------    -------     -------
From operations:
 Net investment income                          $   960       $  1,078    $ 1,219     $   898    $   274     $   287
 Net realized gain (loss) on:
    Investments                                   1,756          3,939       (180)       (777)      (852)      1,237
    Foreign currency transactions                     -              -          -           -        (21)        (10)
 Change in net unrealized
  appreciation/depreciation of:
  Investments                                    (7,415)        (2,250)        47       1,556     (4,968)     (5,329)
  Foreign currency translations                       -              -          -           -        (14)         13
                                                -------       --------    -------     -------    -------     -------
  Increase (decrease) in net assets
    resulting from operations                    (4,699)         2,767      1,086       1,677     (5,581)     (3,802)
                                                -------       --------    -------     -------    -------     -------
Distributions to shareholders from:
 Net investment income                           (1,078)           (35)      (894)          -       (306)       (272)
                                                -------       --------    -------     -------    -------     -------
 Net realized gains                              (3,990)          (186)         -           -          -      (1,878)
                                                -------       --------    -------     -------    -------     -------
From capital share transactions:
 Proceeds from shares sold                        4,714          3,976     11,809       2,422        527       4,455
 Dividend reinvestments                           5,068            221        894           -        306       2,150
 Cost of shares redeemed                         (7,249)       (13,109)    (3,159)     (6,820)    (2,974)     (1,309)
                                                -------       --------    -------     -------    -------     -------
  Increase (decrease) in net assets
    from capital share transactions               2,533         (8,912)     9,544      (4,398)    (2,141)      5,296
                                                -------       --------    -------     -------    -------     -------
Net increase (decrease) in net assets            (7,234)        (6,366)     9,736      (2,721)    (8,028)       (656)

Net assets:
 Beginning of period                             77,746         84,112     13,500      16,221     33,262      33,918
                                                -------       --------    -------     -------    -------     -------
 End of period                                  $70,512       $ 77,746    $23,236     $13,500    $25,234     $33,262
                                                =======       ========    =======     =======    =======     =======
Accumulated undistributed net
 investment income:
 End of period                                  $   960       $  1,078    $ 1,247     $   916    $    10     $    27
                                                =======       ========    =======     =======    =======     =======
Change in shares outstanding:
 Shares sold                                        258            212      1,103         250         45         284
 Shares issued for dividends reinvested             270             12         87           -         28         157
 Shares redeemed                                   (411)          (702)      (294)       (729)      (256)        (84)
                                                -------       --------    -------     -------    -------     -------
  Increase (decrease) in shares outstanding         117           (478)       896        (479)      (183)        357
                                                =======       ========    =======     =======    =======     =======

See accompanying Notes to Financial Statements on page A-39.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of five separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life).

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

(1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

(2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

(3) Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

(4) Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

(5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment adviser under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts and USAA Life. Therefore, no federal income or excise tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities of the following funds: the USAA Life Aggressive Growth Fund to decrease paid-in capital and decrease accumulated undistributed net investment loss by $107,000, the USAA Life Diversified Assets Fund to increase undistributed net investment income and decrease accumulated net realized gain on investments by $6,000; the USAA Life Income Fund to increase paid-in capital and decrease undistributed net investment income by $2,000; and the USAA Life World Growth Fund to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $15,000.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of the USAA Life Aggressive Growth and USAA Life World Growth Funds may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(Continued)                                                    December 31, 2001
--------------------------------------------------------------------------------

(1) Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

(2) Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of a Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. In connection with their ability to purchase securities on a when-issued basis, the USAA Life Diversified Assets Fund and the USAA Life Income Fund may enter into mortgage dollar-rolls, in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "rollover" their purchase commitments, the Funds receive a negotiated discount price (price drop). The Funds record each dollar-roll as a sale and a new purchase transaction. As of December 31, 2001, the USAA Life Income Fund had entered into net outstanding when-issued commitments of $1,000,000.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT

The Funds participate with other USAA funds in a joint short-term committed revolving loan agreement of $400 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA Investment Management Company (USAA IMCO). The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. None of the Funds had any borrowings under this agreement during the year ended December 31, 2001.

3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts and USAA Life, annually or as otherwise required to avoid the payment of federal taxes. USAA Life is a shareholder only in the USAA Life World Growth Fund.

At December 31, 2001, the USAA Life Aggressive Growth Fund, USAA Life Income Fund, and the USAA Life World Growth Fund had capital loss carryovers for federal income tax purposes of $493,000, $1,226,000, and $1,020,000, respectively, which, if not offset by subsequent capital gains, will expire between 2009 - 2010. It is unlikely that the Board of Trustees of the Funds will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(Continued)                                       December 31, 2001
--------------------------------------------------------------------------------

4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2001, were as follows:

                          USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE
                          AGGRESSIVE    DIVERSIFIED     GROWTH AND       INCOME         WORLD
                         GROWTH FUND    ASSETS FUND    INCOME FUND        FUND       GROWTH FUND
                         -----------    -----------    -----------    -----------    -----------
Purchases                $36,706,000    $22,318,000    $18,923,000    $20,758,000    $13,280,000
Sales/Maturities         $60,605,000    $15,649,000    $18,056,000    $10,514,000    $15,504,000

The cost of securities for federal income tax purposes is as follows:

                          USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE
                          AGGRESSIVE    DIVERSIFIED     GROWTH AND       INCOME         WORLD
                         GROWTH FUND    ASSETS FUND    INCOME FUND        FUND       GROWTH FUND
                         -----------    -----------    -----------    -----------    -----------
                         $21,620,000    $39,242,000    $55,333,000     $23,644,000   $22,531,000

Gross unrealized appreciation and depreciation of investments as of December 31, 2001, for federal tax purposes, were as follows:

                          USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE      USAA LIFE
                          AGGRESSIVE    DIVERSIFIED     GROWTH AND       INCOME         WORLD
                         GROWTH FUND    ASSETS FUND    INCOME FUND        FUND       GROWTH FUND
                         -----------    -----------    -----------    -----------    -----------
Appreciation             $ 5,255,000    $ 4,778,000    $17,944,000    $   489,000    $ 5,478,000
Depreciation                (806,000)    (1,538,000)    (2,385,000       (174,000)    (2,959,000)
                         -----------    -----------    -----------    -----------    -----------
Net                      $ 4,449,000    $ 3,240,000    $15,559,000    $   315,000    $ 2,519,000
                         ===========    ===========    ===========    ===========    ===========

5) FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life World Growth Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counter party to meet the terms of the contract and the Fund foregoing the opportunity for potential profit.

At December 31, 2001, the terms of open currency contracts were as follows (in thousands):

Currency Contracts to Buy:

                                       U.S. DOLLAR VALUE     IN EXCHANGE      UNREALIZED     UNREALIZED
EXCHANGE DATE   CONTRACTS TO RECEIVE     AS OF 12/31/01    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
-------------   --------------------   -----------------   ---------------   ------------   ------------
  01/03/02      75 Hong Kong Dollar           $ 10               $ 10            $  -          $  -
                                              ----               ----            ----          ----


Currency Contracts to Sell:

                                       U.S. DOLLAR VALUE     IN EXCHANGE      UNREALIZED     UNREALIZED
EXCHANGE DATE   CONTRACTS TO DELIVER     AS OF 12/31/01    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
-------------   --------------------   -----------------   ---------------   ------------   ------------
   1/02/02      32 Hong Kong Dollar          $   4              $   4            $    -        $    -
                                             -----              -----            ------        ------

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(Continued)                                        December 31, 2001
--------------------------------------------------------------------------------

6) LENDING OF PORTFOLIO SECURITIES

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in short-term investments. The Funds retain a portion of income from the investment of cash received as collateral. Risks to the Funds from securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds had no securities lending transactions during the year ended December 31, 2001.


7) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA IMCO carries out each Fund's investment policies and manages each Fund's portfolio. USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed on an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month.

B. ADMINISTRATIVE FEES - As outlined in the Underwriting and Administrative Services Agreement by and among USAA Life, the Trust and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting duties under the Underwriting and Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services.

C. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life World Growth Fund, .70% of the monthly average net assets of the USAA Life Aggressive Growth Fund, and .35% of the monthly average net assets of each other Fund. Expenses include advisory and administrative fees discussed above.

D. UNDERWRITING AND ADMINISTRATIVE SERVICES AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

E. SHARE OWNERSHIP - At December 31, 2001, USAA Life owned 713,000 shares (31%) of the USAA Life World Growth Fund. All other shares are owned by the Separate Accounts. During the year ended December 31, 2001, USAA Life redeemed all of its shares in the USAA Life Aggressive Growth Fund.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

8) NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to amortize premium and discounts on all fixed-income securities and classify as interest income gains and losses realized on mortgage-backed and asset-backed securities. This change did not affect the Funds' net asset value, but did change the classification of certain amounts in the statements of operations for the USAA Life Income Fund and USAA Life Diversified Assets Fund for the year ended December 31, 2001, as follows:

                                                      USAA Life    USAA Life
                                                     Diversified     Income
                                                     Assets Fund      Fund
                                                     -----------  ----------
Increase (decrease) in interest income                 $(1,000)     $1,000
Increase in net realized gain on investments             1,000           -
Decrease in change in net unrealized appreciation/
   depreciation of investments                               -      (1,000)

In addition, the USAA Life Diversified Assets Fund recorded an adjustment to decrease the cost of securities and decrease undistributed net investment income by $8,000, and the USAA Life Income Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $8,000 to reflect the cumulative effect of this change up to the date of adoption of January 1, 2001. None of the other funds recorded any changes to their financial statements related to Guide's new requirements.

                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
             (Continued)                            December 31, 2001
--------------------------------------------------------------------------------

 9) FINANCIAL HIGHLIGHTS

    Per share operating performance for a share outstanding throughout each period as follows:

                                                                             USAA LIFE AGGRESSIVE GROWTH FUND
                                                            ------------------------------------------------------------------
                                                                                                                    Eight-month
                                                                        Year ended December 31,                     period ended
                                                            ---------------------------------------------------     December 31,
                                                                2001         2000          1999           1998         1997*
                                                            ---------      -------       --------      --------       ------
Net asset value at beginning of period                      $   20.67      $ 25.03       $  13.87      $  11.70      $  10.00
Net investment loss                                              (.06)(b)     (.05)(b)       (.07)(b)      (.05)(b)      (.01)(b)
Net realized and unrealized gain (loss)                         (4.78)       (3.81)         13.06          2.39          1.83
Distributions of realized capital gains                          (.01)        (.50)         (1.83)         (.17)         (.12)
                                                            ---------      -------       --------      --------      --------

Net asset value at end of period                            $   15.82      $ 20.67       $  25.03      $  13.87      $  11.70
                                                            =========      =======       ========      ========      ========

Total return (%)**                                             (23.44)      (15.43)         94.34         20.14         18.26
Net assets at end of period (000)                           $  25,804     $ 69,242       $ 58,751      $ 29,201      $ 42,545
Ratio of expenses to average net assets (%)                       .70          .70            .70           .70           .70(a)
Ratio of expenses to average net assets,
 excluding reimbursements (%)                                    1.03          .76            .94           .84           .85(a)
Ratio of net investment loss
 to average net assets (%)                                       (.33)        (.20)          (.43)         (.41)         (.15)(a)
Portfolio turnover (%)                                         116.09        23.51          56.63         50.48         73.77

                                                                             USAA LIFE DIVERSIFIED ASSETS FUND
                                                            ------------------------------------------------------------------
                                                                                    Year ended December 31,
                                                            ------------------------------------------------------------------
                                                                2001          2000         1999           1998          1997
                                                            ---------       --------     --------      --------       -------
Net asset value at beginning of period                      $   12.90       $  12.41     $  15.07      $  14.48      $  12.95
Net investment income                                             .42(b)(c)      .49          .52           .55           .50
Net realized and unrealized gain                                 1.28(c)         .01          .64           .85          2.14
Distributions from net investment income                         (.48)          (.01)        (.52)         (.55)         (.50)
Distributions of realized capital gains                         (1.16)             -        (3.30)         (.26)         (.61)
                                                            ---------       --------     --------      --------      --------
Net asset value at end of period                            $   12.96       $  12.90     $  12.41      $  15.07      $  14.48
                                                            =========       ========     ========      ========      ========

Total return (%)**                                              13.36           4.02         7.58          9.63         20.70
Net assets at end of period (000)                           $  42,863       $ 33,610     $ 39,973      $ 60,570      $ 48,212
Ratio of expenses to average net assets (%)                       .35            .35          .35           .35           .35
Ratio of expenses to average net assets,
 excluding reimbursements (%)                                     .59            .60          .50           .45           .42
Ratio of net investment income
 to average net assets (%)                                       3.26(c)        3.70         3.37          3.72          4.02
Portfolio turnover (%)                                          41.62          61.98        38.75         29.67         19.19


*   Fund commenced operations May 1, 1997.
**  Assumes reinvestment of all dividend income and capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.
(c) The adoption of the requirements discussed in Note 8, New Accounting Pronouncement, has not created a change in these amounts.


                                     ----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
             (Continued)                            December 31, 2001
--------------------------------------------------------------------------------

 9) FINANCIAL HIGHLIGHTS (Continued)

                                                                             USAA LIFE GROWTH AND INCOME FUND
                                                            ------------------------------------------------------------------
                                                                                  Year ended December 31,
                                                            ------------------------------------------------------------------
                                                                2001         2000          1999           1998          1997
                                                            ---------      -------       --------      --------       -------
Net asset value at beginning of period                      $   19.39      $ 18.75       $  18.15      $  17.98      $  15.06
Net investment income                                             .24          .18            .27           .28           .28
Net realized and unrealized gain (loss)                         (1.27)         .51           2.39           .97          3.68
Distributions from net investment income                         (.27)        (.01)          (.27)         (.28)         (.27)
Distributions of realized capital gains                         (1.00)        (.04)         (1.79)         (.80)         (.77)
                                                            ---------      -------       --------      --------      --------
Net asset value at end of period                            $   17.09      $ 19.39       $  18.75      $  18.15      $  17.98
                                                            =========      =======       ========      ========      ========

Total return (%)*                                               (5.89)        3.70          14.67          6.93         26.43
Net assets at end of period (000)                           $  70,512     $ 77,746       $ 84,112      $100,438      $ 85,750
Ratio of expenses to average net assets (%)                       .35          .35            .35           .35           .34
Ratio of expenses to average net assets,
 excluding reimbursements (%)                                     .42          .40            .37           .37            NA
Ratio of net investment income
 to average net assets (%)                                       1.31         1.36           1.31          1.55          1.80
Portfolio turnover (%)                                          25.63        20.19          19.50         37.75         20.26

                                                                                     USAA LIFE INCOME FUND
                                                            -----------------------------------------------------------------
                                                                                    Year ended December 31,
                                                            -----------------------------------------------------------------
                                                               2001           2000         1999          1998         1997
                                                            ---------       --------     --------      --------      -------
Net asset value at beginning of period                      $   10.43       $   9.14     $  10.89      $  10.96       $ 10.51
Net investment income                                             .68(a)(b)      .70          .96           .66           .75
Net realized and unrealized gain (loss)                           .04(a)         .59        (1.52)          .35           .46
Distributions from net investment income                         (.54)             -         (.96)         (.66)         (.76)
Distributions of realized capital gains                             -              -         (.23)         (.42)            -
                                                            ---------       --------     --------      --------       -------
Net asset value at end of period                            $   10.61       $  10.43     $   9.14      $  10.89       $ 10.96
                                                            =========       ========     ========      ========      ========

Total return (%)*                                                7.21          14.00        (5.17)         9.17         11.60
Net assets at end of period (000)                           $  23,236       $ 13,500     $ 16,221      $ 41,249      $ 28,246
Ratio of expenses to average net assets (%)                       .35            .35          .35           .35           .35
Ratio of expenses to average net assets,
 excluding reimbursements (%)                                     .85           1.15          .68           .55           .52
Ratio of net investment income
 to average net assets (%)                                       6.32(a)        6.98         6.56          6.62          7.16
Portfolio turnover (%)                                          55.79          68.10        41.36         61.79         30.77

* Assumes reinvestment of all dividend income and capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total return for the periods shown.

(a) Without the adoption of the requirements discussed in Note 8, New Accounting Pronouncement, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

(b) Calculated using average shares.

                                     -----

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       (Continued)     December 31, 2001
--------------------------------------------------------------------------------

9) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           USAA Life World Growth Fund
                                                      -----------------------------------------------------------------
                                                                             Year ended December 31,
                                                      -----------------------------------------------------------------
                                                        2001           2000         1999          1998          1997
                                                      ---------     ----------    ---------     ---------     ---------
Net asset value at beginning of period                $   13.41     $   15.97     $   14.37     $   13.34     $   12.77
Net investment income                                       .13           .12           .13           .16           .17
Net realized and unrealized gain (loss)                   (2.43)        (1.75)         4.30          1.37          1.62
Distributions from net investment income                   (.13)         (.12)         (.13)         (.16)         (.17)
Distributions of realized capital gains                      --          (.81)        (2.70)         (.34)        (1.05)
                                                      ---------     ---------     ---------     ---------     ---------

Net asset value at end of period                      $   10.98     $   13.41     $   15.97     $   14.37     $   13.34
                                                      =========     =========     =========     =========     ==========

Total return (%)*                                        (17.15)       (10.34)        30.93         11.46         14.08

Net assets at end of period (000)                     $  25,234     $  33,262     $  33,918     $  42,080     $  39,510
Ratio of expenses to average net assets (%)                 .65           .65           .65           .65           .59
Ratio of expenses to average net assets,
   excluding reimbursements (%)                            1.11           .83           .75           .66            NA
Ratio of net investment income
   to average net assets (%)                                .99           .82           .91          1.09          1.20
Portfolio turnover (%)                                    49.27         38.37         29.62         55.47         48.89

* Assumes reinvestment of all dividend income and capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.

                                     ----

                          USAA LIFE INVESTMENT TRUST
                      TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees consists of four Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Fund's business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Trustees periodically reviews the Fund's investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Trustee shall be (15) years or until the Trustee reaches age 70. A grandfather provision was approved on February 21, 2001 to allow Ms. Reedy to remain on the Board until the end of the calendar year 2003. Set forth below are the Trustees and officers of the Trust, their ages, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, Texas 78288.


Interested Trustees/1/

James M. Middleton, Trustee
Chairman Of The Board Of Trustees
And President
Age: 56

Chief Executive Officer USAA Life (3/00-present); Senior Vice President Operations Integration & Program Control (7/99-2/00); Vice President Systems Integration & Program Control (9/97-7/99); Assistant Vice President Systems Integration & Analysis (3/94-8/97). Mr. Middleton has served in his capacity as Trustee since February 2000. Mr. Middleton holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

Non Interested Trustees

June R. Reedy, Trustee
211 N. Presa, San Antonio, Tx 78205
Age: 72

Retired; Board Member, IntelliSolve Group, Inc. (06/95-present); Vice President, Centro San Antonio, volunteer (06/98-present); City Commissioner, Historic Design & Review, City of San Antonio, volunteer (06/95-06/97). Ms. Reedy has served in her capacity as Trustee since December 1994. Ms. Reedy holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

Neil H. Stone, Trustee
645 Lockhill Selma
San Antonio, Tx 78216
Age: 59

Attorney (Associate), Gendry & Sprague, P.C. (12/92- present). Mr. Stone has served in his capacity as Trustee since December 1994. Mr. Stone holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust

Dr. Gary W. West, Trustee
8038 Wurzbach, Suite 870
San Antonio, Tx 78229
Age: 62

President, Radiation Oncology of San Antonio, Professional Association (12/94-present). Mr. West has served in his capacity as Trustee since December 1994. Mr. West holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.


Interested Officers/1/

Christopher W. Claus
Senior Vice President
Age: 41

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (2/01-present); Senior Vice President, Investment Sales and Service (07/00-2/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. He is also the President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services.

David G. Peebles
Vice President
Age: 62

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Trustee/Director and Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. He is also the Senior Vice President of the Board of Directors of USAA Shareholder Account Services.

Kenneth E. Willmann
Vice President
Age: 55

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as a Director and Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. He is also the Senior Vice President of the Board of Directors of USAA Shareholder Account Services.

Edward R. Dinstel
Vice President
Age: 48

Senior Vice President, Member Acquisition and Relationship Management & Partnerships,

                                     ----

                          USAA LIFE INVESTMENT TRUST
                      TRUSTEES AND OFFICERS OF THE TRUST

USAA Life (9/01-present); Senior Vice President, Life & Health Underwriting and Issue, USAA Life (11/99-8/01); Vice President, Life & Health Underwriting, USAA Life (6/91-10/99).

Russell A. Evenson
Vice President
Age: 54

Senior Vice President, Actuarial & Marketing, USAA Life (9/01-present); Senior Vice President, Chief Life Actuary, USAA Life (04/01-08/01); Senior Vice President, Benefit & Product Solutions, Aid Association for Lutherans (5/99-3/01); Senior Vice President & Corporate Actuary, North American Company for Life & Health (11/98-4/99); Senior Vice President and Chief Actuary/Director, Midland National Life Insurance Co. (3/89-4/99).

Larkin W. Fields
Treasurer
Age: 47

Senior Vice President, Finance, USAA Life (5/99-present); Vice President, Marketing, USAA Life (11/94-5/99).

Cynthia A. Toles
Secretary
Age: 51

Vice President, Life & Health Insurance Counsel, USAA (2/00-present); Vice President and Secretary, USAA Life (2/00-present); Senior Vice President, General Counsel & Secretary, American General Annuity Insurance Company (2/99-2/00); Senior Vice President, General Counsel & Secretary, Variable Annuity Life Insurance Company (VALIC) (4/81-2/00).


Mark S. Howard
Assistant Secretary
Age: 38

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant `Vice President, Securities Counsel, USAA (2/98-7/00); Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also serves as Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Services and the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001.

Caryl J. Swann
Assistant Treasurer
Age: 54

Financial Business Advisor, IMCO (4/00-present); Executive Director, Mutual Fund Analysis & Support, IMCO (10/98-4/00); Director, Mutual Fund Portfolio Analysis & Support, IMCO (2/98-10/98); Manager, Mutual Fund Accounting, IMCO (7/92-2/98).

/1/ Indicates those Trustees and officers who are employees of the Adviser, USAA
    Life or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.


COMPENSATION

Shares of these Funds are available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company. Therefore, the Trustees do not hold any individual shares of the USAA Life Investment Trust Funds.

No remuneration will be paid by the Trust to any Trustee or officer of the Trust who is affiliated with USAA Life or the Adviser. Trustees' fees consisting of an annual retainer of $5,000 as of December 2001, and beginning January 2002 an annual retainer of $6,500, for serving on the Board of Trustees, an annual retainer of $500 for serving on one or more committees of the Board of Trustees, and a $500 fee for each regular or special Board meeting will be paid to each Trustee who is not an interested person of the Trust, presently Trustees Reedy, Stone, and West. The Trustees are also reimbursed for their expenses incurred in attending any meeting of the Board of Trustees. The Board of Trustees generally meets quarterly to review the operations of the Funds.

The following table sets forth the compensation of the Trustees for their services as Trustees for the Trust's most recently completed fiscal year ended December 31, 2001:

                                                  AGGREGATE
                                                COMPENSATION
      TRUSTEE                                   FROM THE TRUST
--------------------------------------------------------------

Interested Trustee
   James M. Middleton (a)                             None

   Michael J. C. Roth (b)                             None

Non Interested Trustee
   June R. Reedy                                      $ 9,000

   Neil H. Stone                                      $ 9,000

   Gary W. West                                       $ 9,000

(a) Trustee Middleton is affiliated with the Trust's investment adviser, USAA IMCO, and, accordingly, received no remuneration from the Trust.

(b) Trustee Roth was affiliated with the Trust's investment adviser, USAA IMCO, and accordingly, received no remuneration from the Trust. Effective February 12, 2001, Trustee Roth retired from the Board of Trustees.

If you would like more information about the Funds' Trustees, you may call (800) 531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                                     ----

                          USAA Life Insurance Company

               If you have questions or need more information,
                    please call a USAA Life representative
                     Monday - Friday 7 a.m. to 8 p.m. CST
                                (800) 531-4265
           (456-9061 in San Antonio) or visit us online at USAA.COM.


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              INSURANCE . BANKING . INVESTMENTS . MEMBER SERVICES



Copyright (C) 2002, USAA. All rights reserved.                       40760-0202